UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08257

STATE STREET INSTITUTIONAL FUNDS

(Exact name of registrant as specified in charter)

1600 Summer Street, Stamford, Connecticut 06905

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Joshua A. Weinberg, Esq. Managing Director and Managing Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	David Hearth, Esq. Paul Hastings LLP 101 California Street, 48th Floor San Francisco, California 94111

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

Item 1.    ShareholderReport.

Semi-Annual Report

March 31, 2018

State Street Institutional Funds

State Street Institutional Funds

Semi-Annual Report

March 31, 2018

This report has been prepared for shareholders and may be distributed to others only if accompanied with a current prospectus and/or summary prospectus.

State Street Institutional Funds

Notes to Performance — March 31, 2018 (Unaudited)

Total return performance shown in this report for the State Street Institutional Funds (the “Trust”) and each of its series portfolios (each, a “Fund” and collectively, the “Funds”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund expenses.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate, so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods of less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Funds’ website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in a Fund is subject to risk, including possible loss of principal invested.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street Institutional Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

Notes to Performance	1

State Street Institutional U.S. Equity Fund

Understanding Your Fund’s Expenses — March 31, 2018 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2018.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Account value at the beginning of the period October 1, 2017	$1,000.00	$1,000.00
Account value at the end of the period March 31, 2018	$1,046.70	$1,023.10
Expenses paid during the period*	$1.89	$1.87

Service Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Account value at the beginning of the period October 1, 2017	$1,000.00	$1,000.00
Account value at the end of the period March 31, 2018	$1,045.60	$1,021.80
Expenses paid during the period*	$3.16	$3.13

*	Expenses are equal to the Fund’s annualized expense ratio of 0.37% for Investment Class shares and 0.62% for Service Class shares (for the period October 1, 2017-March 31, 2018), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund

Fund Information — March 31, 2018 (Unaudited)

Top Ten Largest Holdings

as of March 31, 2018 (as a % of Fair Value) (a)(b)

Microsoft Corp.	3.71%
Apple Inc.	3.48%
Visa Inc., Class A	3.31%
JPMorgan Chase & Co.	3.22%
Amazon.com Inc.	2.58%
PepsiCo Inc.	2.37%
Alphabet Inc., Class A	2.22%
Applied Materials Inc.	1.97%
Broadcom Ltd.	1.91%
Facebook Inc., Class A	1.90%

Sector Allocation as of March 31, 2018

Portfolio composition as a % of Fair Value of $450,647 (in thousands) as of March 31, 2018 (a)(b)

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund – Class G Shares

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Institutional U.S. Equity Fund	3

State Street Institutional U.S. Equity Fund

Schedule of Investments — March 31, 2018 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 96.4%†
Aerospace & Defense - 1.9%
General Dynamics Corp.	12,006	2,652,125
Hexcel Corp.	18,346	1,184,968
Raytheon Co.	13,685	2,953,497
The Boeing Co.	5,287	1,733,502

		8,524,092

Air Freight & Logistics - 0.5%
FedEx Corp.	4,053	973,166
United Parcel Service Inc., Class B	12,910	1,351,160

		2,324,326

Airlines - 0.3%
Alaska Air Group Inc.	9,006	558,012
Southwest Airlines Co.	16,870	966,313

		1,524,325

Aluminum - 0.1%
Alcoa Corp. (a)	7,238	325,420

Apparel, Accessories & Luxury Goods - 0.1%
PVH Corp.	3,257	493,208

Application Software - 1.9%
Adobe Systems Inc. (a)	6,773	1,463,510
Intuit Inc.	9,952	1,725,179
salesforce.com Inc. (a)	46,366	5,392,366

		8,581,055

Asset Management & Custody Banks - 0.6%
Ameriprise Financial Inc.	6,617	978,919
BlackRock Inc.	3,405	1,844,557

		2,823,476

Automobile Manufacturers - 0.3%
General Motors Co.	42,259	1,535,692

Automotive Retail - 0.4%
AutoZone Inc. (a)	3,050	1,978,504

Biotechnology - 3.3%
Alexion Pharmaceuticals Inc. (a)	15,716	1,751,705
Biogen Inc. (a)	22,419	6,138,771
Gilead Sciences Inc.	52,682	3,971,696
Vertex Pharmaceuticals Inc. (a)	17,327	2,823,954

		14,686,126

Building Products - 0.4%
Allegion PLC	21,520	1,835,441

	Number of Shares	Fair Value $
Cable & Satellite - 2.5%
Charter Communications Inc., Class A (a)	15,186	4,726,187
Comcast Corp., Class A	191,464	6,542,325

		11,268,512

Communications Equipment - 0.6%
Cisco Systems Inc.	60,274	2,585,152

Consumer Finance - 0.5%
American Express Co.	16,575	1,546,116
Discover Financial Services	12,063	867,692

		2,413,808

Data Processing & Outsourced Services - 3.6%
Mastercard Inc., Class A	6,514	1,140,992
Visa Inc., Class A	124,882	14,938,385

		16,079,377

Diversified Banks - 4.7%
Bank of America Corp.	182,043	5,459,470
JPMorgan Chase & Co.	131,967	14,512,411
U.S. Bancorp	26,479	1,337,189

		21,309,070

Diversified Chemicals - 0.5%
DowDuPont Inc.	33,676	2,145,498

Electric Utilities - 1.4%
American Electric Power Company Inc.	14,950	1,025,420
Duke Energy Corp.	5,866	454,439
Edison International	8,407	535,190
Exelon Corp.	37,247	1,453,005
NextEra Energy Inc.	14,681	2,397,848
PG&E Corp.	12,449	546,885

		6,412,787

Electrical Components & Equipment - 0.3%
Rockwell Automation Inc.	7,793	1,357,541

Environmental & Facilities Services - 0.3%
Republic Services Inc.	20,529	1,359,636

Fertilizers & Agricultural Chemicals - 0.1%
Monsanto Co.	4,811	561,396

Financial Exchanges & Data - 1.9%
CME Group Inc.	35,018	5,663,811
S&P Global Inc.	14,981	2,862,270

		8,526,081

See Notes to Schedules of Investments and Notes to Financial Statements.

4	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

	Number of Shares	Fair Value $

Footwear - 0.6%
NIKE Inc., Class B	40,256	2,674,609

Gold - 0.1%
B2Gold Corp. (a)	162,039	442,366

Healthcare Distributors - 0.4%
Henry Schein Inc. (a)	24,752	1,663,582

Healthcare Equipment - 2.2%
Boston Scientific Corp. (a)	246,320	6,729,463
Hologic Inc. (a)	23,398	874,149
Medtronic PLC	27,879	2,236,453

		9,840,065

Healthcare Supplies - 0.6%
The Cooper Companies Inc.	10,907	2,495,631

Home Entertainment Software - 0.4%
Activision Blizzard Inc.	15,015	1,012,912
Electronic Arts Inc. (a)	7,101	860,925

		1,873,837

Home Improvement Retail - 1.0%
The Home Depot Inc.	23,972	4,272,769

Hotels, Resorts & Cruise Lines - 0.3%
Marriott International Inc., Class A	10,719	1,457,570

Hypermarkets & Super Centers - 0.3%
Walmart Inc.	14,159	1,259,726

Independent Power Producers & Energy Traders - 0.1%
NRG Energy Inc.	8,597	262,466

Industrial Conglomerates - 1.1%
Honeywell International Inc.	18,882	2,728,638
Roper Technologies Inc.	8,104	2,274,712

		5,003,350

Industrial Machinery - 2.3%
Ingersoll-Rand PLC	59,452	5,083,741
Xylem Inc.	71,395	5,491,703

		10,575,444

Insurance Brokers - 0.3%
Marsh & McLennan Companies Inc.	16,480	1,361,083

Integrated Oil & Gas - 2.6%
Chevron Corp.	65,113	7,425,486

	Number of Shares	Fair Value $
Exxon Mobil Corp.	57,219	4,269,110

		11,694,596

Integrated Telecommunication Services - 0.4%
Verizon Communications Inc.	40,290	1,926,668

Internet & Direct Marketing Retail - 3.9%
Amazon.com Inc. (a)(l)	8,031	11,623,587
Booking Holdings Inc. (a)	1,703	3,542,904
Netflix Inc. (a)	8,559	2,527,901

		17,694,392

Internet Software & Services - 5.4%
Alphabet Inc., Class A (a)	9,634	9,991,807
Alphabet Inc., Class C (a)	5,672	5,852,313
Facebook Inc., Class A (a)	53,502	8,549,084

		24,393,204

Investment Banking & Brokerage - 2.9%
The Charles Schwab Corp.	117,560	6,138,983
The Goldman Sachs Group Inc.	27,889	7,024,124

		13,163,107

IT Consulting & Other Services - 0.7%
Accenture PLC, Class A	8,515	1,307,053
International Business Machines Corp.	11,680	1,792,062

		3,099,115

Life & Health Insurance - 0.5%
Lincoln National Corp.	9,309	680,116
Prudential Financial Inc.	13,690	1,417,599

		2,097,715

Life Sciences Tools & Services - 0.9%
Illumina Inc. (a)	3,510	829,834
IQVIA Holdings Inc. (a)	19,804	1,942,970
Thermo Fisher Scientific Inc.	5,108	1,054,598

		3,827,402

Managed Healthcare - 1.5%
Humana Inc.	8,189	2,201,449
UnitedHealth Group Inc.	21,589	4,620,046

		6,821,495

Metal & Glass Containers - 0.2%
Ball Corp.	22,481	892,720

Movies & Entertainment - 2.0%
The Walt Disney Co.	69,240	6,954,466

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional U.S. Equity Fund	5

State Street Institutional U.S. Equity Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

	Number of Shares	Fair Value $

Time Warner Inc.	21,818	2,063,546

		9,018,012

Multi-Line Insurance - 0.2%
American International Group Inc.	13,556	737,718

Multi-Sector Holdings - 1.2%
Berkshire Hathaway Inc., Class B (a)	26,749	5,335,891

Multi-Utilities - 1.0%
Dominion Energy Inc.	10,344	697,496
Sempra Energy	36,062	4,010,816

		4,708,312

Oil & Gas Equipment & Services - 1.1%
Schlumberger Ltd.	79,235	5,132,843

Oil & Gas Exploration & Production - 1.5%
Concho Resources Inc. (a)	6,034	907,091
ConocoPhillips	23,854	1,414,304
Diamondback Energy Inc. (a)	20,058	2,537,738
EOG Resources Inc.	12,092	1,272,925
Pioneer Natural Resources Co.	4,001	687,292

		6,819,350

Oil & Gas Refining & Marketing - 0.3%
Valero Energy Corp.	14,175	1,315,015

Packaged Foods & Meats - 1.5%
Mondelez International Inc., Class A	105,064	4,384,321
The Kraft Heinz Co.	38,639	2,406,823

		6,791,144

Paper Packaging - 0.2%
Packaging Corporation of America	9,514	1,072,228

Pharmaceuticals - 4.9%
Allergan PLC	39,957	6,724,363
Johnson & Johnson	55,781	7,148,335
Mylan N.V. (a)	66,201	2,725,495
Pfizer Inc.	155,197	5,507,942

		22,106,135

Property & Casualty Insurance - 1.2%
Chubb Ltd.	37,154	5,081,553
The Allstate Corp.	2,863	271,412

		5,352,965

	Number of Shares	Fair Value $
Railroads - 0.5%
Union Pacific Corp.	16,266	2,186,638

Regional Banks - 1.5%
First Republic Bank	74,131	6,865,272

Research & Consulting Services - 0.1%
Verisk Analytics Inc. (a)	3,859	401,336

Restaurants - 1.5%
McDonald’s Corp.	13,353	2,088,142
Starbucks Corp.	79,962	4,629,000

		6,717,142

Semiconductor Equipment - 2.2%
Applied Materials Inc.	159,997	8,897,433
Lam Research Corp.	5,513	1,120,021

		10,017,454

Semiconductors - 3.0%
Broadcom Ltd.	36,551	8,613,243
Intel Corp.	39,148	2,038,828
NVIDIA Corp.	8,536	1,976,852
QUALCOMM Inc.	18,163	1,006,412

		13,635,335

Soft Drinks - 2.4%
PepsiCo Inc.	97,658	10,659,371

Specialized REITs - 2.9%
American Tower Corp.	49,701	7,223,543
Equinix Inc.	10,735	4,488,733
Extra Space Storage Inc.	13,027	1,138,039

		12,850,315

Specialty Chemicals - 1.2%
Albemarle Corp.	39,930	3,703,108
GCP Applied Technologies Inc. (a)	18,535	538,442
The Sherwin-Williams Co.	3,244	1,272,037

		5,513,587

Specialty Stores - 0.2%
Signet Jewelers Ltd.	7,165	275,996
Ulta Salon Cosmetics & Fragrance Inc. (a)	2,931	598,715

		874,711

Steel - 0.1%
Steel Dynamics Inc.	6,034	266,823

See Notes to Schedules of Investments and Notes to Financial Statements.

6	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

	Number of Shares	Fair Value $

Systems Software - 4.9%
Microsoft Corp.	183,080	16,709,712
Oracle Corp.	56,055	2,564,516
Proofpoint Inc. (a)	23,035	2,617,928

		21,892,156

Technology Hardware, Storage & Peripherals - 3.6%
Apple Inc.	93,510	15,689,108
Hewlett Packard Enterprise Co.	22,107	387,757

		16,076,865

Tobacco - 1.0%
Philip Morris International Inc.	46,101	4,582,439

Trading Companies & Distributors - 1.1%
United Rentals Inc. (a)	29,659	5,122,999

	Number of Shares	Fair Value $
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc. (a)	13,735	838,384

Total Common Stock (Cost $355,868,756)		434,333,875

Short-Term Investments - 3.6%
State Street Institutional U.S. Government Money Market Fund - Class G Shares (Cost $16,313,395) (d)(e)	16,313,395	16,313,395

Total Investments (Cost $372,182,151)		450,647,270

Other Assets and Liabilities, net - 0.0%		36,143

NET ASSETS - 100.0%		450,683,413

Other Information:

The Fund had the following long futures contracts open at March 31, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation

S&P 500 Emini Index Futures	June 2018	70	9,258,359	$9,250,500	$(7,859)

During the period ended March 31, 2018, average notional value related to futures contracts was $3,025,862 or 0.7% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Fund	Investments	Level 1	Level 2	Level 3	Total

State Street Institutional U.S. Equity Fund	Investments in Securities
	Common Stock	$434,333,875	$—	$—	$434,333,875
	Short-Term Investments	16,313,395	—	—	16,313,395

	Total Investments in Securities	$450,647,270	$—	$—	$450,647,270

	Other Financial Instruments
	Long Futures Contracts - Unrealized Depreciation	$(7,859)	$—	$—	$(7,859)

Affiliate Table

	Number of Shares Held at 9/30/17	Value At 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	12,521,534	$12,521,534	$60,541,856	$56,749,995	$—	$—	16,313,395	$16,313,395	$68,817

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional U.S. Equity Fund	7

State Street Institutional Premier Growth Equity Fund

Understanding Your Fund’s Expenses — March 31, 2018 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2018.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Account value at the beginning of the period October 1, 2017	$1,000.00	$1,000.00
Account value at the end of the period March 31, 2018	$1,056.80	$1,023.00
Expenses paid during the period*	$1.95	$1.92

Service Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Account value at the beginning of the period October 1, 2017	$1,000.00	$1,000.00
Account value at the end of the period March 31, 2018	$1,055.90	$1,021.80
Expenses paid during the period*	$3.23	$3.18

*	Expenses are equal to the Fund’s annualized expense ratio of 0.38% for Investment Class shares and 0.63% for Service Class shares (for the period October 1, 2017-March 31, 2018), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

8	State Street Institutional Premier Growth Equity Fund

State Street Institutional Premier Growth Equity Fund

Fund Information — March 31, 2018 (Unaudited)

Top Ten Largest Holdings

as of March 31, 2018 (as a % of Fair Value) (a)(b)

Apple Inc.	5.93%
Alphabet Inc., Class C	5.07%
Microsoft Corp.	4.99%
Visa Inc., Class A	4.97%
Amazon.com Inc.	4.66%
The Charles Schwab Corp.	4.48%
United Rentals Inc.	4.17%
CME Group Inc.	4.08%
Facebook Inc., Class A	3.69%
American Tower Corp.	3.51%

Sector Allocation as of March 31, 2018

Portfolio composition as a % of Fair Value of $373,942 (in thousands) as of March 31, 2018 (a)(b)

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund – Class G Shares

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Institutional Premier Growth Equity Fund	9

State Street Institutional Premier Growth Equity Fund

Schedule of Investments — March 31, 2018 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 97.3%†
Application Software - 4.5%
Intuit Inc.	28,084	4,868,361
salesforce.com Inc. (a)	101,302	11,781,423

		16,649,784

Biotechnology - 6.4%
Alexion Pharmaceuticals Inc. (a)	92,275	10,284,972
Biogen Inc. (a)	19,900	5,449,018
Vertex Pharmaceuticals Inc. (a)	50,350	8,206,043

		23,940,033

Cable & Satellite - 6.8%
Charter Communications Inc., Class A (a)	30,491	9,489,409
Comcast Corp., Class A (l)	168,503	5,757,748
Liberty Global PLC, Class C (a)	326,975	9,949,849

		25,197,006

Data Processing & Outsourced Services - 5.0%
Visa Inc., Class A	155,464	18,596,604

Financial Exchanges & Data - 6.8%
CME Group Inc.	94,281	15,249,009
S&P Global Inc.	53,158	10,156,367

		25,405,376

Healthcare Distributors - 1.9%
Henry Schein Inc. (a)	104,514	7,024,386

Healthcare Equipment - 4.4%
Boston Scientific Corp. (a)	395,179	10,796,290
Medtronic PLC	72,215	5,793,088

		16,589,378

Healthcare Supplies - 2.2%
The Cooper Companies Inc.	35,105	8,032,375

Internet & Direct Marketing Retail - 4.7%
Amazon.com Inc. (a)	12,036	17,420,184

Internet Software & Services - 11.6%
Alibaba Group Holding Ltd. ADR (a)	34,102	6,259,081
Alphabet Inc., Class A (a)	4,212	4,368,434
Alphabet Inc., Class C (a)	18,366	18,949,855
Facebook Inc., Class A (a)	86,257	13,783,006

		43,360,376

Investment Banking & Brokerage - 4.5%
The Charles Schwab Corp.	320,957	16,760,375

	Number of Shares	Fair Value $
Movies & Entertainment - 2.0%
The Walt Disney Co.	74,932	7,526,170

Oil & Gas Equipment & Services - 1.7%
Schlumberger Ltd.	99,898	6,471,392

Pharmaceuticals - 2.9%
Allergan PLC	63,790	10,735,219

Regional Banks - 1.8%
First Republic Bank	71,212	6,594,943

Restaurants - 1.1%
Starbucks Corp.	71,815	4,157,370

Semiconductor Equipment - 3.4%
Applied Materials Inc.	230,688	12,828,560

Semiconductors - 2.6%
Broadcom Ltd.	41,725	9,832,496

Soft Drinks - 3.2%
PepsiCo Inc.	110,195	12,027,784

Specialized REITs - 3.5%
American Tower Corp.	90,269	13,119,697

Specialty Chemicals - 1.2%
Albemarle Corp.	47,342	4,390,497

Systems Software - 5.0%
Microsoft Corp.	204,612	18,674,937

Technology Hardware, Storage & Peripherals - 5.9%
Apple Inc.	132,234	22,186,221

Trading Companies & Distributors - 4.2%
United Rentals Inc. (a)	90,269	15,592,164

Total Common Stock (Cost $251,061,982)		363,113,327

Short-Term Investments - 2.9%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.62% (Cost $10,828,948) (d)(m)	10,828,948	10,828,948

Total Investments (Cost $261,890,930)		373,942,275

Liabilities in Excess of Other Assets, net - (0.2)%		(851,184)

NET ASSETS - 100.0%		373,091,091

See Notes to Schedules of Investments and Notes to Financial Statements.

10	State Street Institutional Premier Growth Equity Fund

State Street Institutional Premier Growth Equity Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Other Information:

The Fund had the following short futures contracts open at March 31, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation

S&P 500 Emini Index Futures	June 2018	10	(1,346,648)	$(1,321,500)	$25,148

During the period ended March 31, 2018, average notional value related to futures contracts was $1,726,882 or 0.5% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Fund	Investments	Level 1	Level 2	Level 3	Total

State Street Institutional Premier Growth Equity Fund	Investments in Securities
	Common Stock	$363,113,327	$—	$—	$363,113,327
	Short-Term Investments	10,828,948	—	—	10,828,948

	Total Investments in Securities	$373,942,275	$—	$—	$373,942,275

	Other Financial Instruments
	Short Futures Contracts - Unrealized Appreciation	$25,148	$—	$—	$25,148

Affiliate Table

	Number of Shares Held at 9/30/17	Value At 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	8,628,607	$8,628,607	$64,771,381	$62,571,040	$—	$—	10,828,948	$10,828,948	$74,646

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Premier Growth Equity Fund	11

State Street Institutional Small-Cap Equity Fund

Understanding Your Fund’s Expenses — March 31, 2018 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2018.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Account value at the beginning of the period October 1, 2017	$1,000.00	$1,000.00
Account value at the end of the period March 31, 2018	$1,020.50	$1,020.50
Expenses paid during the period*	$4.43	$4.43

Service Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Account value at the beginning of the period October 1, 2017	$1,000.00	$1,000.00
Account value at the end of the period March 31, 2018	$1,018.60	$1,019.30
Expenses paid during the period*	$5.69	$5.69

*	Expenses are equal to the Fund’s annualized expense ratio of 0.88% for Investment Class shares and 1.13% for Service Class shares (for the period October 1, 2017-March 31, 2018), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

12	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund

Fund Information — March 31, 2018 (Unaudited)

Top Ten Largest Holdings

as of March 31, 2018 (as a % of Fair Value) (a)(b)

John Wiley & Sons Inc., Class A	1.39%
Blackbaud Inc.	1.15%
Ritchie Bros Auctioneers Inc.	1.10%
Integra LifeSciences Holdings Corp.	1.06%
Actuant Corp., Class A	1.02%
Woodward Inc.	0.97%
Darling Ingredients Inc.	0.88%
Prosperity Bancshares Inc.	0.88%
New Relic Inc.	0.82%
Sensient Technologies Corp.	0.82%

Sector Allocation as of March 31, 2018

Portfolio composition as a % of Fair Value of $1,401,602 (in thousands) as of March 31, 2018 (a)(b)

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund – Class G Shares

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Institutional Small-Cap Equity Fund	13

State Street Institutional Small-Cap Equity Fund

Schedule of Investments — March 31, 2018 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 94.7%†
Aerospace & Defense - 0.7%
Esterline Technologies Corp. (a)	10,683	781,462
Teledyne Technologies Inc. (a)	47,202	8,834,798

		9,616,260

Agricultural & Farm Machinery - 0.5%
AGCO Corp. (l)	108,066	7,008,080

Agricultural Products - 0.9%
Darling Ingredients Inc. (a)	715,884	12,384,793

Air Freight & Logistics - 0.2%
Air Transport Services Group Inc. (a)	23,500	548,020
Forward Air Corp.	16,800	888,048
Hub Group Inc., Class A (a)	24,865	1,040,600

		2,476,668

Airlines - 0.0%*
Hawaiian Holdings Inc.	15,300	592,110

Aluminum - 0.0%*
Kaiser Aluminum Corp.	3,563	359,507

Apparel Retail - 0.7%
American Eagle Outfitters Inc.	30,087	599,634
Burlington Stores Inc. (a)	28,153	3,748,572
Chico’s FAS Inc.	52,118	471,147
Francesca’s Holdings Corp. (a)	46,800	224,640
The Buckle Inc.	172,640	3,823,976
The Children’s Place Inc.	8,000	1,082,000

		9,949,969

Apparel, Accessories & Luxury Goods - 0.5%
G-III Apparel Group Ltd. (a)	175,690	6,619,999

Application Software - 4.1%
ACI Worldwide Inc. (a)	350,025	8,302,593
Blackbaud Inc.	157,736	16,059,102
Blackline Inc. (a)	36,340	1,424,892
Fair Isaac Corp.	5,278	893,935
Guidewire Software Inc. (a)	74,000	5,981,420
Paylocity Holding Corp. (a)	71,892	3,683,027
PTC Inc. (a)	29,539	2,304,337
RealPage Inc. (a)	191,752	9,875,228
SS&C Technologies Holdings Inc.	159,613	8,561,641
Zix Corp. (a)	194,000	828,380

		57,914,555

	Number of Shares	Fair Value $
Asset Management & Custody Banks - 0.9%
BrightSphere Investment Group PLC	52,248	823,428
Cohen & Steers Inc.	29,342	1,193,046
Financial Engines Inc.	294,500	10,307,500

		12,323,974

Auto Parts & Equipment - 1.4%
American Axle & Manufacturing Holdings Inc. (a)	44,073	670,791
Cooper-Standard Holdings Inc. (a)	13,575	1,667,145
Gentherm Inc. (a)	26,665	905,277
LCI Industries	22,986	2,393,992
Standard Motor Products Inc.	61,033	2,903,340
Stoneridge Inc. (a)	69,944	1,930,454
Tenneco Inc.	155,701	8,543,314
Tower International Inc.	29,645	822,649

		19,836,962

Automobile Manufacturers - 0.6%
Thor Industries Inc.	60,258	6,939,914
Winnebago Industries Inc.	51,729	1,945,010

		8,884,924

Automotive Retail - 1.1%
America’s Car-Mart Inc. (a)	26,841	1,354,129
Asbury Automotive Group Inc. (a)	12,882	869,535
Group 1 Automotive Inc.	56,124	3,667,142
Murphy USA Inc. (a)	121,780	8,865,584

		14,756,390

Biotechnology - 0.7%
Eagle Pharmaceuticals Inc. (a)	20,500	1,080,145
Repligen Corp. (a)	222,032	8,033,118

		9,113,263

Brewers - 0.4%
Craft Brew Alliance Inc. (a)	38,761	720,955
The Boston Beer Company Inc., Class A (a)	28,500	5,387,925

		6,108,880

Building Products - 0.7%
American Woodmark Corp. (a)(l)	12,059	1,187,208
Apogee Enterprises Inc.	15,182	658,140
Builders FirstSource Inc. (a)	116,951	2,320,308
Continental Building Products Inc. (a)	22,758	649,741

See Notes to Schedules of Investments and Notes to Financial Statements.

14	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

	Number of Shares	Fair Value $

Masonite International Corp. (a)	7,116	436,566
NCI Building Systems Inc. (a)	50,320	890,664
Trex Company Inc. (a)	12,319	1,339,938
Universal Forest Products Inc.	61,293	1,988,958

		9,471,523

Commercial Printing - 0.2%
Brady Corp., Class A	59,000	2,191,850
Deluxe Corp.	12,604	932,822
LSC Communications Inc.	19,109	333,452

		3,458,124

Commodity Chemicals - 0.2%
AdvanSix Inc. (a)(l)	32,172	1,118,942
Koppers Holdings Inc. (a)	19,239	790,723
Trinseo S.A.	18,854	1,396,139

		3,305,804

Communications Equipment - 0.3%
ADTRAN Inc. (l)	51,094	794,512
Ciena Corp. (a)	35,956	931,260
Extreme Networks Inc. (a)	88,100	975,267
Lumentum Holdings Inc. (a)	16,275	1,038,345
Plantronics Inc.	7,377	445,350

		4,184,734

Construction & Engineering - 1.0%
Aegion Corp. (a)(l)	338,438	7,753,615
Argan Inc.	14,799	635,617
Dycom Industries Inc. (a)	45,156	4,860,140
EMCOR Group Inc.	11,477	894,403

		14,143,775

Construction Machinery & Heavy Trucks - 1.8%
Alamo Group Inc.	16,729	1,838,517
Astec Industries Inc.	31,566	1,741,812
Federal Signal Corp.	464,420	10,226,528
The Greenbrier Companies Inc.	15,755	791,689
Trinity Industries Inc.	283,633	9,254,945
Wabash National Corp.	78,241	1,628,195

		25,481,686

Construction Materials - 0.1%
Summit Materials Inc., Class A (a)	39,991	1,210,927

Consumer Finance - 0.1%
Enova International Inc. (a)	78,662	1,734,497

Data Processing & Outsourced Services - 1.3%
Broadridge Financial Solutions Inc.	77,213	8,469,494

	Number of Shares	Fair Value $
Cass Information Systems Inc.	9,541	567,785
CoreLogic Inc. (a)	128,776	5,824,539
Everi Holdings Inc. (a)	122,328	803,695
EVERTEC Inc.	48,618	794,904
MAXIMUS Inc.	13,752	917,808
Travelport Worldwide Ltd.	62,256	1,017,263

		18,395,488

Distributors - 0.5%
LKQ Corp. (a)	197,666	7,501,425

Diversified Metals & Mining - 0.3%
Compass Minerals International Inc.	61,479	3,707,184
Materion Corp.	12,549	640,626

		4,347,810

Diversified Real Estate Activities - 0.1%
The RMR Group Inc., Class A	11,700	818,415

Diversified REITs - 0.1%
American Assets Trust Inc.	19,652	656,573
Gramercy Property Trust	45,842	996,147

		1,652,720

Diversified Support Services - 2.0%
Healthcare Services Group Inc.	229,304	9,970,138
Ritchie Bros Auctioneers Inc.	492,328	15,493,562
UniFirst Corp.	7,420	1,199,443
Viad Corp.	17,416	913,469

		27,576,612

Education Services - 0.4%
Grand Canyon Education Inc. (a)	10,200	1,070,184
K12 Inc. (a)	349,262	4,952,535

		6,022,719

Electric Utilities - 0.8%
ALLETE Inc.	14,637	1,057,523
IDACORP Inc.	112,172	9,901,423
Spark Energy Inc., Class A	45,400	537,990

		11,496,936

Electrical Components & Equipment - 0.2%
Atkore International Group Inc. (a)	32,155	638,277
EnerSys	13,756	954,254
Regal Beloit Corp.	21,441	1,572,697

		3,165,228

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Small-Cap Equity Fund	15

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

	Number of Shares	Fair Value $

Electronic Components - 0.8%
Belden Inc.	20,092	1,385,142
Littelfuse Inc.	40,176	8,363,840
Vishay Intertechnology Inc.	59,032	1,097,995

		10,846,977

Electronic Equipment & Instruments - 0.9%
Control4 Corp. (a)	60,392	1,297,220
National Instruments Corp.	49,227	2,489,410
VeriFone Systems Inc. (a)	289,166	4,447,373
Zebra Technologies Corp., Class A (a)	32,763	4,560,282

		12,794,285

Electronic Manufacturing Services - 0.3%
Benchmark Electronics Inc.	14,230	424,765
KEMET Corp. (a)	44,961	815,143
Methode Electronics Inc.	17,754	694,181
Plexus Corp. (a)	26,157	1,562,358
TTM Technologies Inc. (a)	69,417	1,061,386

		4,557,833

Environmental & Facilities Services - 0.8%
Casella Waste Systems Inc., Class A (a)	32,100	750,498
Clean Harbors Inc. (a)	211,737	10,334,883

		11,085,381

Food Distributors - 0.6%
Performance Food Group Co. (a)	170,949	5,102,828
SpartanNash Co.	219,628	3,779,798

		8,882,626

Food Retail - 0.1%
Casey’s General Stores Inc.	9,640	1,058,183
Sprouts Farmers Market Inc. (a)	43,000	1,009,210

		2,067,393

Footwear - 1.0%
Deckers Outdoor Corp. (a)	56,605	5,096,148
Wolverine World Wide Inc.	321,853	9,301,552

		14,397,700

Forest Products - 0.1%
Boise Cascade Co.	29,281	1,130,246
Louisiana-Pacific Corp.	32,444	933,414

		2,063,660

Gas Utilities - 0.1%
South Jersey Industries Inc.	54,981	1,548,265

	Number of Shares	Fair Value $
Spire Inc.	5,702	412,255

		1,960,520

General Merchandise Stores - 0.1%
Big Lots Inc.	16,039	698,178

Health Care REITs - 0.0%*
CareTrust REIT Inc.	33,950	454,930

Healthcare Distributors - 0.0%*
Owens & Minor Inc.	22,353	347,589

Healthcare Equipment - 5.2%
Cantel Medical Corp.	22,000	2,451,020
Cardiovascular Systems Inc. (a)	288,500	6,326,805
CONMED Corp.	143,000	9,056,190
Hill-Rom Holdings Inc.	129,584	11,273,808
Insulet Corp. (a)	111,000	9,621,480
Integra LifeSciences Holdings Corp. (a)	267,200	14,786,848
LivaNova PLC (a)	10,741	950,578
Masimo Corp. (a)	33,500	2,946,325
Natus Medical Inc. (a)	11,689	393,335
NuVasive Inc. (a)	180,000	9,397,800
Orthofix International N.V. (a)	15,951	937,600
Penumbra Inc. (a)	42,200	4,880,430

		73,022,219

Healthcare Facilities - 0.5%
Acadia Healthcare Company Inc. (a)(l)	120,456	4,719,466
Encompass Health Corp.	15,162	866,812
Select Medical Holdings Corp. (a)	54,053	932,414

		6,518,692

Healthcare Services - 1.4%
Addus HomeCare Corp. (a)	13,400	651,910
Amedisys Inc. (a)	18,800	1,134,392
AMN Healthcare Services Inc. (a)	22,588	1,281,869
BioTelemetry Inc. (a)	95,360	2,960,928
Chemed Corp.	3,520	960,467
Diplomat Pharmacy Inc. (a)	172,908	3,484,096
LHC Group Inc. (a)	13,200	812,592
MEDNAX Inc. (a)	114,477	6,368,356
RadNet Inc. (a)	87,000	1,252,800

		18,907,410

Healthcare Supplies - 1.0%
Endologix Inc. (a)	357,819	1,513,574
Halyard Health Inc. (a)	83,500	3,847,680

See Notes to Schedules of Investments and Notes to Financial Statements.

16	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

	Number of Shares	Fair Value $

ICU Medical Inc. (a)	25,000	6,310,000
Lantheus Holdings Inc. (a)	55,100	876,090
Merit Medical Systems Inc. (a)	27,817	1,261,501

		13,808,845

Healthcare Technology - 1.9%
HMS Holdings Corp. (a)	364,403	6,136,546
Medidata Solutions Inc. (a)	129,500	8,133,895
Omnicell Inc. (a)	178,247	7,735,920
Quality Systems Inc. (a)	3,983	54,368
Teladoc Inc. (a)	98,000	3,949,400

		26,010,129

Home Building - 0.4%
KB Home	32,345	920,215
LGI Homes Inc. (a)	19,245	1,358,120
Taylor Morrison Home Corp., Class A (a)	35,212	819,735
TopBuild Corp. (a)	40,303	3,083,986

		6,182,056

Home Furnishing Retail - 0.6%
Aaron’s Inc. (l)	147,533	6,875,038
RH (a)	11,031	1,051,033

		7,926,071

Home Furnishings - 0.1%
Tempur Sealy International Inc. (a)	15,932	721,560

Hotel & Resort REITs - 0.4%
Ashford Hospitality Trust Inc.	66,985	432,723
Chatham Lodging Trust	33,984	650,794
LaSalle Hotel Properties	22,870	663,459
RLJ Lodging Trust	210,267	4,087,590

		5,834,566

Hotels, Resorts & Cruise Lines - 0.9%
Extended Stay America Inc.	416,987	8,243,833
ILG Inc.	118,478	3,685,851

		11,929,684

Household Appliances - 0.7%
Helen of Troy Ltd. (a)	109,954	9,565,998

Household Products - 0.0%*
Energizer Holdings Inc.	1,808	107,721

Housewares & Specialties - 0.0%*
Tupperware Brands Corp.	9,453	457,336

	Number of Shares	Fair Value $
Human Resource & Employment Services - 0.3%
Insperity Inc.	24,977	1,737,150
Kforce Inc.	33,400	903,470
TriNet Group Inc. (a)	24,635	1,141,093
TrueBlue Inc. (a)	30,114	779,953

		4,561,666

Industrial Machinery - 7.3%
Actuant Corp., Class A (l)	612,842	14,248,576
Altra Industrial Motion Corp. (l)	31,701	1,456,661
Barnes Group Inc.	116,022	6,948,558
Crane Co.	52,971	4,912,531
Franklin Electric Company Inc.	25,310	1,031,382
Harsco Corp. (a)	22,669	468,115
Hillenbrand Inc.	20,253	929,613
John Bean Technologies Corp.	35,500	4,025,700
Kennametal Inc.	25,073	1,006,932
LB Foster Co., Class A (a)	29,830	702,497
Lydall Inc. (a)	144,500	6,972,125
Mueller Industries Inc.	174,752	4,571,512
Nordson Corp.	21,771	2,968,258
Standex International Corp.	72,500	6,912,875
The Gorman-Rupp Co.	11,000	321,750
The Timken Co.	213,902	9,753,931
TriMas Corp. (a)	201,400	5,286,750
Watts Water Technologies Inc., Class A	64,149	4,984,377
Welbilt Inc. (a)	534,900	10,403,805
Woodward Inc.	190,240	13,632,598

		101,538,546

Industrial REITs - 0.2%
Rexford Industrial Realty Inc.	50,552	1,455,392
STAG Industrial Inc.	51,230	1,225,422

		2,680,814

Internet Software & Services - 3.6%
Care.com Inc. (a)	51,430	836,766
Cornerstone OnDemand Inc. (a)	210,329	8,225,967
LogMeIn Inc.	89,000	10,283,950
MINDBODY Inc., Class A (a)	45,100	1,754,390
New Relic Inc. (a)	154,500	11,451,540
NIC Inc.	276,330	3,675,189
Okta Inc. (a)	178,500	7,113,225
Q2 Holdings Inc. (a)	91,000	4,145,050
Stamps.com Inc. (a)	4,700	944,935
The Meet Group Inc. (a)	87,600	183,084
Web.com Group Inc. (a)	41,100	743,910
Yext Inc. (a)	53,500	676,775

		50,034,781

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Small-Cap Equity Fund	17

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

	Number of Shares	Fair Value $

Investment Banking & Brokerage - 1.1%
BGC Partners Inc., Class A	68,600	922,670
Evercore Inc., Class A	9,906	863,803
Greenhill & Company Inc.	36,723	679,375
Houlihan Lokey Inc.	32,183	1,435,362
Piper Jaffray Cos.	20,740	1,722,457
Raymond James Financial Inc.	86,563	7,739,598
Stifel Financial Corp.	23,794	1,409,319

		14,772,584

IT Consulting & Other Services - 0.2%
Perficient Inc. (a)	40,489	928,008
Science Applications International Corp.	10,765	848,282
The Hackett Group Inc.	46,800	751,608

		2,527,898

Leisure Products - 0.9%
Brunswick Corp.	21,903	1,300,819
Malibu Boats Inc., Class A (a)	24,800	823,608
MCBC Holdings Inc. (a)	41,900	1,055,880
Polaris Industries Inc.	85,868	9,833,604

		13,013,911

Life & Health Insurance - 0.1%
Trupanion Inc. (a)	37,400	1,117,886

Life Sciences Tools & Services - 1.8%
Bruker Corp.	162,349	4,857,482
Cambrex Corp. (a)	27,667	1,446,984
ICON PLC (a)	74,072	8,750,866
PRA Health Sciences Inc. (a)	14,300	1,186,328
Syneos Health Inc. (a)	246,782	8,760,761

		25,002,421

Managed Healthcare - 0.9%
Centene Corp. (a)	76,899	8,218,196
HealthEquity Inc. (a)	47,700	2,887,758
Magellan Health Inc. (a)	19,229	2,059,426

		13,165,380

Marine - 0.1%
Kirby Corp. (a)	14,350	1,104,233
Matson Inc.	25,919	742,320

		1,846,553

Multi-Line Insurance - 0.4%
Horace Mann Educators Corp. (l)	97,947	4,187,234
National General Holdings Corp.	37,300	906,763

		5,093,997

	Number of Shares	Fair Value $
Multi-Utilities - 0.1%
Black Hills Corp.	25,763	1,398,931

Office REITs - 0.7%
Brandywine Realty Trust	80,504	1,278,404
Corporate Office Properties Trust	22,362	577,610
Cousins Properties Inc.	866,104	7,517,783

		9,373,797

Office Services & Supplies - 0.6%
Herman Miller Inc.	24,500	782,775
HNI Corp.	19,347	698,233
Knoll Inc.	32,085	647,796
MSA Safety Inc.	68,900	5,735,236
Steelcase Inc., Class A	50,044	680,599

		8,544,639

Oil & Gas Drilling - 0.1%
Nabors Industries Ltd.	108,694	759,771

Oil & Gas Equipment & Services - 0.9%
C&J Energy Services Inc. (a)	47,132	1,216,948
Dril-Quip Inc. (a)	44,675	2,001,440
Forum Energy Technologies Inc. (a)	200,479	2,205,269
Natural Gas Services Group Inc. (a)	31,070	741,020
Oil States International Inc. (a)	234,794	6,151,603

		12,316,280

Oil & Gas Exploration & Production - 1.6%
Callon Petroleum Co. (a)	147,692	1,955,442
Carrizo Oil & Gas Inc. (a)	191,605	3,065,680
Newfield Exploration Co. (a)	408,149	9,966,999
PDC Energy Inc. (a)	20,688	1,014,333
Ring Energy Inc. (a)	91,820	1,317,617
SM Energy Co.	278,480	5,020,994

		22,341,065

Oil & Gas Refining & Marketing - 0.1%
Par Pacific Holdings Inc. (a)	55,800	958,086

Packaged Foods & Meats - 1.8%
B&G Foods Inc.	271,500	6,434,550
Cal-Maine Foods Inc. (a)	26,204	1,145,115
Hostess Brands Inc. (a)	37,200	550,188
J&J Snack Foods Corp.	18,500	2,526,360
Sanderson Farms Inc.	46,036	5,479,204
The Simply Good Foods Co. (a)	239,700	3,291,081
TreeHouse Foods Inc. (a)	154,500	5,912,715

		25,339,213

See Notes to Schedules of Investments and Notes to Financial Statements.

18	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

	Number of Shares	Fair Value $

Paper Packaging - 0.2%
Packaging Corporation of America	18,763	2,114,590

Paper Products - 0.1%
Neenah Inc.	18,025	1,413,160

Personal Products - 0.5%
elf Beauty Inc. (a)	286,000	5,539,820
USANA Health Sciences Inc. (a)	11,958	1,027,192

		6,567,012

Pharmaceuticals - 2.1%
Catalent Inc. (a)	195,518	8,027,969
Corcept Therapeutics Inc. (a)	83,137	1,367,604
Depomed Inc. (a)	33,300	219,447
Horizon Pharma PLC (a)	61,500	873,300
Innoviva Inc. (a)	56,900	948,523
Phibro Animal Health Corp., Class A	26,500	1,052,050
Prestige Brands Holdings Inc. (a)	293,992	9,913,410
Supernus Pharmaceuticals Inc. (a)	159,600	7,309,680

		29,711,983

Property & Casualty Insurance - 2.1%
AMERISAFE Inc.	81,373	4,495,858
Argo Group International Holdings Ltd.	181,684	10,428,662
Atlas Financial Holdings Inc. (a)	23,001	238,060
James River Group Holdings Ltd.	12,100	429,187
RLI Corp.	65,870	4,175,499
The Navigators Group Inc.	154,500	8,906,925
Universal Insurance Holdings Inc.	13,835	441,337

		29,115,528

Publishing - 1.4%
John Wiley & Sons Inc., Class A	305,100	19,434,870

Railroads - 0.6%
Genesee & Wyoming Inc., Class A (a)	124,003	8,778,172

Regional Banks - 9.4%
1st Source Corp.	18,805	951,909
BankUnited Inc.	10,707	428,066

	Number of Shares	Fair Value $
Banner Corp.	26,523	1,471,761
Bryn Mawr Bank Corp.	97,500	4,285,125
Camden National Corp.	21,651	963,470
Cathay General Bancorp	23,187	927,016
Chemical Financial Corp.	28,461	1,556,247
Columbia Banking System Inc.	23,209	973,618
Community Bank System Inc.	112,500	6,025,500
Cullen/Frost Bankers Inc.	64,431	6,834,196
CVB Financial Corp.	260,500	5,897,720
Enterprise Financial Services Corp.	25,378	1,190,228
Equity Bancshares Inc., Class A (a)	17,457	683,616
FCB Financial Holdings Inc., Class A (a)	14,535	742,739
First Financial Bankshares Inc.	79,000	3,657,700
First Interstate BancSystem Inc., Class A	37,719	1,491,786
Fulton Financial Corp.	363,481	6,451,788
German American Bancorp Inc.	104,500	3,485,075
Great Southern Bancorp Inc.	9,012	450,149
Home BancShares Inc.	65,229	1,487,874
IBERIABANK Corp.	99,163	7,734,714
Independent Bank Corp.	74,000	5,294,700
Lakeland Financial Corp.	12,367	571,726
LegacyTexas Financial Group Inc.	47,299	2,025,343
Pinnacle Financial Partners Inc.	22,057	1,416,059
Prosperity Bancshares Inc.	170,090	12,353,637
Renasant Corp.	238,952	10,169,797
Sandy Spring Bancorp Inc.	9,487	367,716
Simmons First National Corp., Class A	41,410	1,178,115
South State Corp.	7,217	615,610
Stock Yards Bancorp Inc.	91,000	3,194,100
Texas Capital Bancshares Inc. (a)	12,048	1,083,115
UMB Financial Corp.	119,900	8,679,561
Umpqua Holdings Corp.	76,641	1,640,884
Union Bankshares Corp.	32,857	1,206,180
United Community Banks Inc.	32,815	1,038,595
Washington Trust Bancorp Inc.	90,000	4,837,500
Westamerica Bancorporation	110,158	6,397,977
Western Alliance Bancorp (a)	163,959	9,527,658
Wintrust Financial Corp.	22,732	1,956,089

		131,244,659

Reinsurance - 0.0%*
Maiden Holdings Ltd.	62,953	409,194

Research & Consulting Services - 0.3%
Resources Connection Inc.	281,360	4,558,032

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Small-Cap Equity Fund	19

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

	Number of Shares	Fair Value $

Residential REITs - 0.5%
Education Realty Trust Inc.	226,413	7,415,026

Restaurants - 1.5%
BJ’s Restaurants Inc.	20,100	902,490
Brinker International Inc.	22,235	802,683
Cracker Barrel Old Country Store Inc.	19,402	3,088,798
Dave & Buster’s Entertainment Inc. (a)	13,100	546,794
El Pollo Loco Holdings Inc. (a)	151,500	1,439,250
Papa John’s International Inc.	79,000	4,526,700
Red Robin Gourmet Burgers Inc. (a)	16,787	973,646
Ruth’s Hospitality Group Inc.	63,915	1,562,722
Texas Roadhouse Inc.	89,090	5,147,620
The Cheesecake Factory Inc.	54,007	2,604,218

		21,594,921

Retail REITs - 0.0%*
Retail Opportunity Investments Corp.	36,152	638,806

Security & Alarm Services - 0.8%
The Brink’s Co.	147,090	10,494,871

Semiconductor Equipment - 0.8%
Advanced Energy Industries Inc. (a)(l)	16,700	1,067,130
Amkor Technology Inc. (a)	83,600	846,868
Brooks Automation Inc.	38,829	1,051,489
Entegris Inc.	26,700	929,160
FormFactor Inc. (a)	55,100	752,115
Ichor Holdings Ltd. (a)	22,400	542,304
MKS Instruments Inc.	13,000	1,503,450
Rudolph Technologies Inc. (a)	120,737	3,344,415
Ultra Clean Holdings Inc. (a)	40,400	777,700
Versum Materials Inc.	18,095	680,915

		11,495,546

Semiconductors - 0.6%
Cirrus Logic Inc. (a)	13,900	564,757
Semtech Corp. (a)	156,533	6,112,614
SMART Global Holdings Inc. (a)	28,200	1,405,488

		8,082,859

Specialized REITs - 0.4%
CoreSite Realty Corp.	34,061	3,414,956
PotlatchDeltic Corp.	30,934	1,610,115

		5,025,071

	Number of Shares	Fair Value $
Specialty Chemicals - 3.9%
Ferro Corp. (a)	49,773	1,155,729
HB Fuller Co.	229,802	11,428,054
Ingevity Corp. (a)	78,834	5,809,277
Innospec Inc.	89,000	6,105,400
KMG Chemicals Inc.	26,353	1,579,862
Minerals Technologies Inc.	13,924	932,212
PolyOne Corp.	196,869	8,370,870
PQ Group Holdings Inc. (a)	23,763	331,969
Quaker Chemical Corp.	53,554	7,932,954
Sensient Technologies Corp.	162,231	11,450,264

		55,096,591

Specialty Stores - 0.2%
Hibbett Sports Inc. (a)	84,000	2,011,800
Sally Beauty Holdings Inc. (a)	51,749	851,271

		2,863,071

Steel - 0.4%
Carpenter Technology Corp.	33,505	1,478,241
Commercial Metals Co.	173,956	3,559,140
Worthington Industries Inc.	18,635	799,814

		5,837,195

Systems Software - 1.9%
CommVault Systems Inc. (a)	158,000	9,037,600
Progress Software Corp.	23,300	895,885
Qualys Inc. (a)	146,500	10,657,875
Talend S.A. ADR (a)	101,400	4,879,368
VASCO Data Security International Inc. (a)	52,640	681,688

		26,152,416

Technology Distributors - 0.3%
ePlus Inc. (a)	10,700	831,390
SYNNEX Corp.	8,326	985,799
Tech Data Corp. (a)	22,032	1,875,584

		3,692,773

Technology Hardware, Storage & Peripherals - 1.0%
Diebold Nixdorf Inc.	483,711	7,449,149
Pure Storage Inc., Class A (a)	323,000	6,443,850

		13,892,999

Thrifts & Mortgage Finance - 0.4%
Dime Community Bancshares Inc.	33,857	622,969
Essent Group Ltd. (a)	24,485	1,042,081
HomeStreet Inc. (a)	25,421	728,312
Kearny Financial Corp.	28,060	364,780
NMI Holdings Inc., Class A (a)	44,500	736,475

See Notes to Schedules of Investments and Notes to Financial Statements.

20	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

	Number of Shares	Fair Value $

Walker & Dunlop Inc.	18,395	1,093,031
Washington Federal Inc.	23,209	803,031

		5,390,679

Tires & Rubber - 0.1%
Cooper Tire & Rubber Co.	31,341	918,291

Trading Companies & Distributors - 0.8%
Applied Industrial Technologies Inc.	128,557	9,371,805
BMC Stock Holdings Inc. (a)	41,100	803,505
CAI International Inc. (a)	26,077	554,397
GMS Inc. (a)	24,961	762,808

		11,492,515

Trucking - 0.9%
Marten Transport Ltd.	33,977	774,676
Old Dominion Freight Line Inc.	64,649	9,501,463
Saia Inc. (a)	25,175	1,891,901

		12,168,040

	Number of Shares	Fair Value $
Water Utilities - 0.0%*
SJW Group	10,232	539,329

Total Common Stock (Cost $1,007,261,237)		1,325,590,534

Short-Term Investments - 5.5%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.62% (Cost $76,011,292) (d)(m)	76,011,292	76,011,292

Total Investments (Cost $1,083,272,529)		1,401,601,826

Liabilities in Excess of Other Assets, net - (0.2)%		(2,245,130)

NET ASSETS - 100.0%		1,399,356,696

Other Information:

The Fund had the following long futures contracts open at March 31, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation

CME E-mini Russell 2000 Index Futures	June 2018	304	23,762,690	$23,274,240	$(488,450)

During the period ended March 31, 2018, average notional value related to futures contracts was $22,827,211 or 1.6% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Fund	Investments	Level 1	Level 2	Level 3	Total

State Street Institutional Small-Cap Equity Fund	Investments in Securities†
	Common Stock	$1,325,590,534	$—	$—	$1,325,590,534
	Short-Term Investments	76,011,292	—	—	76,011,292

	Total Investments in Securities	$1,401,601,826	$—	$—	$1,401,601,826

	Other Financial Instruments*
	Long Futures Contracts - Unrealized Depreciation	$(488,450)	$—	$—	$(488,450)

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Small-Cap Equity Fund	21

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/17	Value At 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income

State Street Institutional U.S. Government Money Market Fund - Class G Shares	78,324,730	$78,324,730	$463,014,238	$465,327,676	$—	$—	76,011,292	$76,011,292	$493,007

See Notes to Schedules of Investments and Notes to Financial Statements.

22	State Street Institutional Small-Cap Equity Fund

State Street Institutional International Equity Fund

Performance Summary — March 31, 2018 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2018.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Account value at the beginning of the period October 1, 2017	$1,000.00	$1,000.00
Account value at the end of the period March 31, 2018	$1,032.00	$1,022.10
Expenses paid during the period*	$2.89	$2.87

Service Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Account value at the beginning of the period October 1, 2017	$1,000.00	$1,000.00
Account value at the end of the period March 31, 2018	$1,031.00	$1,020.80
Expenses paid during the period*	$4.15	$4.13

*	Expenses are equal to the Fund’s annualized expense ratio of 0.57% for Investment Class shares and 0.82% for Service Class shares (for the period October 1, 2017-March 31, 2018), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

State Street Institutional International Equity Fund	23

State Street Institutional International Equity Fund

Fund Information — March 31, 2018 (Unaudited)

Top Ten Largest Holdings

as of March 31, 2018 (as a % of Fair Value) (a)(b)

Nestle S.A.	3.19%
ASML Holding N.V.	2.67%
BNP Paribas S.A.	2.34%
Vodafone Group PLC	2.30%
Roche Holding AG	2.28%
Mitsubishi UFJ Financial Group Inc.	2.27%
AIA Group Ltd.	2.20%
Komatsu Ltd.	2.18%
Bayer AG	2.17%
BHP Billiton PLC	2.17%

Regional Allocation as of March 31, 2018

Portfolio composition as a % of Fair Value of $1,205,203 (in thousands) as of March 31, 2018 (a)(b)

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund – Class G Shares

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

24	State Street Institutional International Equity Fund

State Street Institutional International Equity Fund

Schedule of Investments — March 31, 2018 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 96.3%†
Australia - 0.7%
Suncorp Group Ltd. (k)	778,724	8,020,882

Belgium - 2.1%
Anheuser-Busch InBev S.A. (k)	226,202	24,858,055

Canada - 1.2%
Brookfield Asset Management Inc., Class A (l)	144,589	5,632,158
Cenovus Energy Inc. (l)	479,163	4,077,113
Seven Generations Energy Ltd., Class A (a)	414,881	5,148,804

		14,858,075

China - 1.6%
NetEase Inc. ADR	18,911	5,302,455
New Oriental Education & Technology Group Inc. ADR	161,524	14,157,579

		19,460,034

France - 12.3%
Air Liquide S.A. (k)	137,102	16,816,622
Airbus SE (k)	170,271	19,700,580
AXA S.A. (l)(k)	681,149	18,098,167
BNP Paribas S.A. (k)	380,522	28,206,029
Schneider Electric SE (k)	291,205	25,631,417
Valeo S.A. (k)	303,534	20,069,022
Vivendi S.A. (k)	803,644	20,832,188

		149,354,025

Germany - 12.0%
Bayer AG (k)	232,273	26,172,240
Fresenius SE & Company KGaA (k)	142,755	10,910,416
HeidelbergCement AG (k)	167,103	16,408,528
Infineon Technologies AG (k)	698,539	18,776,815
KION Group AG (k)	184,155	17,184,450
SAP SE (k)	245,837	25,795,829
Wacker Chemie AG (k)	99,050	16,269,255
Zalando SE (a)(k)	253,608	13,832,307

		145,349,840

Hong Kong - 2.2%
AIA Group Ltd. (k)	3,112,602	26,608,117

India - 2.5%
ICICI Bank Ltd. (k)	3,772,333	16,371,298
Power Grid Corporation of India Ltd. (k)	4,455,806	13,278,034

		29,649,332

	Number of Shares	Fair Value $
Ireland - 1.2%
Kerry Group PLC, Class A (l)	147,693	14,967,161

Italy - 1.6%
Intesa Sanpaolo S.p.A. (k)	5,422,814	19,734,858

Japan - 26.8%
Daikin Industries Ltd. (k)	231,800	25,764,701
FANUC Corp. (k)	88,049	22,671,399
Hoya Corp. (k)	407,700	20,604,642
Kao Corp. (k)	313,300	23,532,675
Keyence Corp. (k)	29,600	18,499,433
Komatsu Ltd. (k)	785,600	26,330,382
Mitsubishi UFJ Financial Group Inc. (k)	4,119,700	27,392,103
Mitsui Fudosan Company Ltd. (k)	835,825	20,188,293
Murata Manufacturing Company Ltd. (k)	161,179	22,259,389
Nidec Corp. (k)	148,974	22,940,240
Secom Company Ltd. (k)	216,100	16,104,574
Sekisui House Ltd. (k)	1,047,800	19,182,345
Shimano Inc. (k)	101,800	14,697,972
SoftBank Group Corp. (k)	205,501	15,336,506
Subaru Corp. (k)	541,600	17,937,726
Tokio Marine Holdings Inc. (k)	230,406	10,452,667

		323,895,047

Netherlands - 4.7%
ASML Holding N.V. (k)	162,503	32,207,586
ING Groep N.V. (k)	1,450,009	24,457,272

		56,664,858

Norway - 2.1%
Statoil ASA (k)	1,085,992	25,663,434

Portugal - 1.4%
Galp Energia SGPS S.A. (k)	886,328	16,706,851

South Africa - 0.5%
Naspers Ltd., Class N (k)	23,126	5,654,453

Spain - 1.0%
Banco Bilbao Vizcaya Argentaria S.A. (l)(k)	1,571,286	12,437,838

Sweden - 3.4%
Assa Abloy AB, Class B (k)	1,020,644	22,056,863
Hexagon AB, Class B (k)	315,763	18,791,297

		40,848,160

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional International Equity Fund	25

State Street Institutional International Equity Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

	Number of Shares	Fair Value $

Switzerland - 6.8%
Givaudan S.A. (k)	7,373	16,792,234
Nestle S.A. (k)	487,874	38,497,856
Roche Holding AG (k)	119,775	27,430,119

		82,720,209

Taiwan - 1.4%
Taiwan Semiconductor Manufacturing Company Ltd. (k)	1,997,548	16,919,628

United Kingdom - 10.8%
BHP Billiton PLC (k)	1,323,490	26,152,674
Prudential PLC (k)	929,591	23,225,922
Shire PLC (k)	381,593	18,989,102
Smith & Nephew PLC (k)	893,712	16,716,271
Smiths Group PLC (k)	865,099	18,399,183

	Number of Shares	Fair Value $
Vodafone Group PLC (k)	10,124,343	27,696,553

		131,179,705

Total Common Stock (Cost $941,057,203)		1,165,550,562

Short-Term Investments - 3.3%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.62% (Cost $39,652,079) (d)(e)	39,652,079	39,652,079

Total Investments (Cost $980,709,282)		1,205,202,641

Other Assets and Liabilities, net - 0.4%		4,301,488

NET ASSETS - 100.0%		1,209,504,129

Other Information:

The Fund had the following long futures contracts open at March 31, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation

MSCI EAFE Mini Index Futures	June 2018	79	8,006,276	$7,902,370	$(103,906)

During the period ended March 31, 2018, average notional value related to futures contracts was $9,653,864 or 0.8% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Fund	Investments	Level 1	Level 2	Level 3	Total

State Street Institutional International Equity Fund	Investments in Securities
	Common Stock	$49,285,270	$1,116,265,292	$—	$1,165,550,562
	Short-Term Investments	39,652,079	—	—	39,652,079

	Total Investments in Securities	$88,937,349	$1,116,265,292	$—	$1,205,202,641

	Other Financial Instruments
	Long Futures Contracts - Unrealized Depreciation	$(103,906)	$—	$—	$(103,906)

See Notes to Schedules of Investments and Notes to Financial Statements.

26	State Street Institutional International Equity Fund

State Street Institutional International Equity Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

The Fund was invested in the following sectors at March 31, 2018 (unaudited):

Sector	Percentage (based on Fair Value)

Diversified Banks	10.67%
Pharmaceuticals	4.45%
Packaged Foods & Meats	4.44%
Life & Health Insurance	4.13%
Electrical Components & Equipment	4.03%
Building Products	3.97%
Integrated Oil & Gas	3.85%
Construction Machinery & Heavy Trucks	3.61%
Wireless Telecommunication Services	3.57%
Electronic Equipment & Instruments	3.09%
Semiconductors	2.96%
Specialty Chemicals	2.74%
Semiconductor Equipment	2.67%
Diversified Metals & Mining	2.17%
Application Software	2.14%
Brewers	2.06%
Personal Products	1.95%
Industrial Machinery	1.88%
Electronic Components	1.85%
Movies & Entertainment	1.73%
Healthcare Supplies	1.71%
Diversified Real Estate Activities	1.67%
Auto Parts & Equipment	1.67%
Aerospace & Defense	1.63%
Home Building	1.59%

Sector	Percentage (based on Fair Value)

Biotechnology	1.58%
Property & Casualty Insurance	1.53%
Industrial Conglomerates	1.53%
Multi-Line Insurance	1.50%
Automobile Manufacturers	1.49%
Industrial Gases	1.40%
Healthcare Equipment	1.39%
Construction Materials	1.36%
Security & Alarm Services	1.34%
Leisure Products	1.22%
Education Services	1.17%
Internet & Direct Marketing Retail	1.15%
Electric Utilities	1.10%
Healthcare Services	0.91%
Cable & Satellite	0.47%
Asset Management & Custody Banks	0.47%
Internet Software & Services	0.44%
Oil & Gas Exploration & Production	0.43%

96.71%

Short-Term Investments
Short-Term Investments	3.29%

3.29%

100.00%

Affiliate Table

	Number of Shares Held at 9/30/17	Value At 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income

State Street Institutional U.S. Government Money Market Fund - Class G Shares	61,540,289	$61,540,289	$239,525,807	$261,414,017	$—	$—	39,652,079	$39,652,079	$223,539

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional International Equity Fund	27

State Street Institutional Income Fund

Understanding Your Fund’s Expenses — March 31, 2018 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2018.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Account value at the beginning of the period October 1, 2017	$1,000.00	$1,000.00
Account value at the end of the period March 31, 2018	$988.30	$1,023.70
Expenses paid during the period*	$1.24	$1.26

Service Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Account value at the beginning of the period October 1, 2017	$1,000.00	$1,000.00
Account value at the end of the period March 31, 2018	$988.70	$1,022.40
Expenses paid during the period*	$2.48	$2.52

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% for Investment Class shares and 0.50% for Service Class shares (for the period October 1, 2017-March 31, 2018), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

28	State Street Institutional Income Fund

State Street Institutional Income Fund

Fund Information — March 31, 2018 (Unaudited)

Quality Ratings

as of March 31, 2018 as a % of Fair Value (a)(b)

Moody’s/S&P/Rating*	Percentage of Fair Value
Aaa/AAA	10.01%
Aa/AA	51.36%
A/A	8.41%
Baa/BBB	19.82%
Ba/BB and lower	9.38%
NR/Other	1.02%

Sector Allocation

Portfolio composition as a % of Fair Value of $224,548 (in thousands) as of March 31, 2018 (a)(b)

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund – Class G Shares

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

*	Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standard of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. (“SSGA FM”) develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

State Street Institutional Income Fund	29

State Street Institutional Income Fund

Schedule of Investments — March 31, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

Bonds and Notes - 98.2%†
U.S. Treasuries - 39.5%
U.S. Treasury Bonds 2.75%, 08/15/42 (l)	35,000	33,830
3.00%, 02/15/48	4,157,400	4,181,389
3.75%, 11/15/43 (l)	622,000	710,679
4.50%, 02/15/36 (l)	3,179,400	3,929,357
U.S. Treasury Notes 1.25%, 12/31/18 - 08/31/19 (l)	20,394,300	20,229,618
1.38%, 12/15/19 (l)	13,436,700	13,237,836
1.50%, 08/15/20 (l)	6,059,000	5,943,516
1.50%, 02/28/23	8,393,900	7,983,354
1.63%, 08/31/22 (l)	4,329,000	4,165,753
1.88%, 08/31/24 (l)	3,389,000	3,233,309
2.13%, 12/31/22 (l)	695,000	681,656
2.25%, 11/15/25 - 11/15/27	17,456,300	16,866,307
2.25%, 02/15/27 - 08/15/27 (l)	5,082,400	4,878,855

		86,075,459

Agency Mortgage Backed - 10.6%
Federal Home Loan Mortgage Corp. 4.50%, 06/01/33 - 02/01/35 (l)	10,091	10,617
5.00%, 07/01/35 - 06/01/41 (l)	829,861	892,885
5.50%, 05/01/20 - 04/01/39 (l)	237,515	259,467
6.00%, 07/01/19	663	665
6.00%, 05/01/20 - 11/01/37 (l)	405,212	445,347
6.50%, 08/01/29 - 10/01/33 (l)	1,278	1,440
7.00%, 06/01/29 - 08/01/36 (l)	58,609	64,150
7.50%, 01/01/30 - 09/01/33 (l)	1,929	1,999
8.00%, 11/01/30 (l)	12,430	13,737
8.50%, 04/01/30 (l)	17,557	20,800
9.50%, 04/01/21 (l)	14	14
Federal National Mortgage Assoc. 3.50%, 11/01/42 - 08/01/45 (l)	2,511,904	2,535,930
4.00%, 05/01/19 - 12/01/41 (l)	2,013,039	2,083,556
4.50%, 05/01/18 - 01/01/41 (l)	3,601,609	3,805,728
5.00%, 07/01/20 - 06/01/41 (l)	1,330,199	1,432,123
5.50%, 06/01/20 - 04/01/38 (l)	1,087,884	1,185,862
6.00%, 05/01/19 - 08/01/35 (l)	761,667	833,957
6.50%, 01/01/19 - 08/01/36 (l)	66,415	73,454
7.00%, 10/01/32 - 02/01/34 (l)	8,847	9,335
7.50%, 12/01/23 - 12/01/33 (l)	43,686	47,654
8.00%, 07/01/25 - 10/01/31 (l)	10,550	11,396
9.00%, 12/01/22 (l)	660	697
Federal National Mortgage Assoc. 1.25% + USD COF11 5.50%, 10/01/24 (h)(l)	5,831	5,833
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR 3.35%, 04/01/37 (h)(l)	2,365	2,430
Federal National Mortgage Assoc. TBA 3.00%, TBA (c)	1,755,725	1,753,179

	Principal Amount ($)	Fair Value $
3.50%, TBA (c)	3,395,389	3,460,852
4.00%, TBA (c)	350,000	359,124
4.50%, TBA (c)	350,000	366,408
Government National Mortgage Assoc. 4.00%, 01/20/41 - 04/20/43 (l)	2,150,663	2,230,745
4.50%, 08/15/33 - 05/20/40 (l)	396,991	418,197
5.00%, 08/15/33 (l)	30,331	32,146
6.00%, 04/15/27 - 09/15/36 (l)	190,746	214,351
6.50%, 04/15/19 - 09/15/36 (l)	82,319	91,948
7.00%, 10/15/27 - 10/15/36 (l)	41,812	45,354
7.50%, 01/15/23 - 11/15/31 (l)	3,964	4,091
8.00%, 05/15/30 - 09/15/30 (l)	388	418
9.00%, 12/15/21 (l)	371	394
5.50%, TBA (c)	255,000	277,163

		22,993,446

Agency Collateralized Mortgage Obligations - 0.2%
Federal Home Loan Mortgage Corp. 0.08%, 09/25/43 (g)(h)(l)	742,847	1,640
Federal Home Loan Mortgage Corp. REMIC 3.50%, 11/15/24 - 11/15/30 (g)(l)	486,316	36,772
5.50%, 06/15/33 (g)(l)	30,705	6,082
7.50%, 07/15/27 (g)(l)	3,460	511
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR 4.82%, 08/15/25 (g)(h)(l)	183,541	12,287
Federal Home Loan Mortgage Corp. STRIPS 1.47%, 08/01/27 (d)(f)(l)	749	681
8.00%, 02/01/23 (g)	955	128
8.00%, 07/01/24 (g)(l)	1,562	252
Federal National Mortgage Assoc. REMIC 0.51%, 12/25/22 (d)(f)(l)	73	72
1.18%, 12/25/42 (g)(h)(l)	145,299	5,226
5.00%, 02/25/40 - 09/25/40 (g)(l)	206,032	23,369
8.00%, 05/25/22 (g)(l)	2	32
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR 4.13%, 07/25/38 - 12/25/41 (g)(h)(l)	514,990	75,461
Federal National Mortgage Assoc. REMIC 6.60% - 1 month USD LIBOR 4.73%, 10/25/43 (g)(h)(l)	835,719	164,183

See Notes to Schedules of Investments and Notes to Financial Statements.

30	State Street Institutional Income Fund

State Street Institutional Income Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

Federal National Mortgage Assoc. STRIPS 1.87%, 12/25/34 (d)(f)(l)	14,092	11,969
4.50%, 08/25/35 - 01/25/36 (g)(l)	99,033	19,167
5.00%, 03/25/38 - 05/25/38 (g)(l)	54,537	10,885
5.50%, 12/25/33 (g)(l)	13,876	3,128
6.00%, 01/25/35 (g)(l)	57,726	11,263
7.50%, 11/25/23 (g)(l)	11,092	1,553
8.00%, 08/25/23 - 07/25/24 (g)(l)	4,949	889
8.50%, 07/25/22 (g)(l)	94	10
8.50%, 07/25/22 (g)(l)(**)	2	-
9.00%, 05/25/22 (l)(g)	81	8
Government National Mortgage Assoc. REMIC 4.50%, 02/20/38 - 08/16/39 (g)(l)	166,927	12,081
5.00%, 01/20/38 - 09/20/38 (g)(l)	50,954	1,563
Government National Mortgage Assoc. REMIC 6.80% - 1 month USD LIBOR 5.01%, 01/16/40 (g)(h)(l)	276,312	45,724

		444,936

Asset Backed - 2.6%
American Express Credit Account Master Trust 2017-6 2.04%, 05/15/23 (l)	1,198,658	1,177,046
American Express Credit Account Master Trust 2018-1 2.67%, 10/17/22 (k)	495,000	494,188
BA Credit Card Trust 2017-A2 1.84%, 01/17/23 (l)	1,000,000	979,493
BA Credit Card Trust 2018-A1 2.70%, 07/17/23 (l)	432,000	430,788
Chase Funding Trust 2004-1 4.99%, 11/25/33 (I)(l)	201,633	208,698
Chase Issuance Trust 2015-A4 1.84%, 04/15/22	650,000	639,063
Citibank Credit Card Issuance Trust 2016-A1 1.75%, 11/19/21 (l)	1,668,000	1,643,682

		5,572,958

Corporate Notes - 39.1%
21st Century Fox America Inc. 3.38%, 11/15/26 (l)	37,000	36,528
4.50%, 02/15/21 (l)	61,000	63,578
4.75%, 11/15/46 (l)	25,000	27,161

	Principal Amount ($)	Fair Value $
6.65%, 11/15/37 (l)	135,000	176,908
Abbott Laboratories 2.90%, 11/30/21 (l)	296,000	292,806
3.75%, 11/30/26 (l)	207,000	205,756
4.90%, 11/30/46 (l)	123,000	135,339
AbbVie Inc. 2.00%, 11/06/18 (l)	198,000	197,311
3.20%, 05/14/26 (l)	148,000	140,741
4.45%, 05/14/46 (l)	74,000	73,649
4.70%, 05/14/45 (l)	53,000	54,621
Acadia Healthcare Company Inc. 6.50%, 03/01/24 (l)	167,000	174,097
Activision Blizzard Inc. 2.30%, 09/15/21	188,000	181,725
AES Corp. 4.88%, 05/15/23 (l)	306,000	310,590
Aetna Inc. 3.50%, 11/15/24 (l)	190,000	186,525
Aflac Inc. 4.00%, 10/15/46 (l)	54,000	52,646
Agrium Inc. 4.90%, 06/01/43 (l)	57,000	59,080
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (l)	200,000	193,638
4.00%, 12/06/37 (l)	200,000	190,536
4.40%, 12/06/57 (l)	200,000	190,054
Alimentation Couche-Tard Inc. 2.70%, 07/26/22 (b)(l)	83,000	80,447
3.55%, 07/26/27 (b)(l)	133,000	127,866
4.50%, 07/26/47 (b)(l)	76,000	73,979
Allergan Funding SCS 3.00%, 03/12/20 (l)	204,000	202,970
3.45%, 03/15/22 (l)	91,000	90,265
4.55%, 03/15/35 (l)	49,000	48,116
4.75%, 03/15/45 (l)	28,000	27,410
Altria Group Inc. 2.95%, 05/02/23 (l)	132,000	128,755
3.88%, 09/16/46 (l)	4,000	3,731
4.50%, 05/02/43 (l)	64,000	64,881
Amazon.com Inc. 2.80%, 08/22/24 (b)(l)	93,000	90,154
3.15%, 08/22/27 (b)(l)	46,000	44,391
3.88%, 08/22/37 (b)(l)	47,000	46,774
4.05%, 08/22/47 (b)(l)	63,000	62,804
4.25%, 08/22/57 (b)(l)	78,000	78,123
AMC Networks Inc. 4.75%, 08/01/25 (l)	10,000	9,575
American Axle & Manufacturing Inc. 6.25%, 04/01/25 (l)	168,000	167,370
6.50%, 04/01/27 (l)	84,000	83,790
6.63%, 10/15/22 (l)	56,000	57,960

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Income Fund	31

State Street Institutional Income Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

American Campus Communities Operating Partnership LP 3.35%, 10/01/20 (l)	136,000	136,227
4.13%, 07/01/24 (l)	98,000	98,494
American Express Credit Corp. 2.25%, 05/05/21 (l)	203,000	197,578
American International Group Inc. 4.50%, 07/16/44 (l)	163,000	160,951
6.40%, 12/15/20 (l)	61,000	65,811
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87%, + 3 month USD LIBOR thereafter) 5.75%, 04/01/48 (h)	155,000	157,525
American Tower Corp. (REIT) 3.38%, 10/15/26 (l)	78,000	73,090
3.40%, 02/15/19 (l)	259,000	260,119
American Water Capital Corp. 2.95%, 09/01/27 (l)	152,000	144,885
Amgen Inc. 2.20%, 05/22/19 (l)	177,000	175,736
2.65%, 05/11/22 (l)	171,000	166,793
3.20%, 11/02/27 (l)	164,000	155,734
4.56%, 06/15/48 (l)	93,000	94,855
Amkor Technology Inc. 6.63%, 06/01/21 (l)	219,000	220,232
Anadarko Petroleum Corp. 4.85%, 03/15/21 (l)	65,000	67,539
6.20%, 03/15/40 (l)	95,000	112,306
6.60%, 03/15/46 (l)	17,000	21,343
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 5.20%, 12/01/47 (l)	44,000	43,246
5.25%, 01/15/25 (l)	582,000	591,719
5.50%, 10/15/19 (l)	325,000	332,312
6.25%, 10/15/22	168,000	175,350
Anheuser-Busch InBev Finance Inc. 3.65%, 02/01/26 (l)	170,000	168,858
4.70%, 02/01/36 (l)	73,000	77,230
4.90%, 02/01/46 (l)	138,000	148,379
Anheuser-Busch InBev Worldwide Inc. 2.50%, 07/15/22 (l)	117,000	113,650
4.00%, 04/13/28 (c)	209,000	212,053
4.38%, 04/15/38 (c)	80,000	81,761
4.60%, 04/15/48 (c)	105,000	108,846
4.75%, 04/15/58 (c)	64,000	65,899
Anthem Inc. 3.30%, 01/15/23 (l)	155,000	153,275
ANZ New Zealand International Ltd. 3.45%, 01/21/28 (b)(l)	200,000	194,058

	Principal Amount ($)	Fair Value $
Apache Corp. 5.10%, 09/01/40 (l)	81,000	83,278
Apple Inc. 2.50%, 02/09/22 (l)	53,000	52,227
2.85%, 05/11/24 (l)	171,000	166,708
3.35%, 02/09/27 (l)	90,000	88,921
3.45%, 02/09/45 (l)	73,000	67,318
3.85%, 08/04/46 (l)	143,000	139,837
4.25%, 02/09/47 (l)	90,000	93,937
Applied Materials Inc. 3.30%, 04/01/27 (l)	115,000	113,004
4.35%, 04/01/47 (l)	75,000	79,564
Aptiv PLC 4.40%, 10/01/46 (l)	90,000	89,326
Aramark Services Inc. 5.00%, 02/01/28 (b)(l)	80,000	78,200
5.13%, 01/15/24 (l)	172,000	175,440
Archer-Daniels-Midland Co. 2.50%, 08/11/26 (l)	82,000	75,583
Arconic Inc. 5.13%, 10/01/24 (l)	156,000	158,632
6.15%, 08/15/20 (l)	75,000	78,844
Ascension Health 4.85%, 11/15/53 (l)	52,000	60,089
AstraZeneca PLC 2.38%, 11/16/20 (l)	45,000	44,308
3.38%, 11/16/25 (l)	139,000	136,911
AT&T Inc. 2.45%, 06/30/20 (l)	143,000	141,327
3.00%, 06/30/22 (l)	103,000	101,121
3.40%, 08/14/24 (l)	83,000	83,583
4.25%, 03/01/27	159,000	160,646
4.45%, 04/01/24 (l)	133,000	137,356
4.50%, 05/15/35 (l)	145,000	142,065
4.75%, 05/15/46 (l)	136,000	132,029
4.80%, 06/15/44 (l)	115,000	112,227
4.90%, 08/14/37 (l)	94,000	94,938
5.15%, 02/14/50 (l)	144,000	145,296
5.25%, 03/01/37 (l)	138,000	145,963
5.30%, 08/14/58 (l)	81,000	81,931
5.45%, 03/01/47 (l)	118,000	125,472
Athene Holding Ltd. 4.13%, 01/12/28 (l)	144,000	138,144
Avangrid Inc. 3.15%, 12/01/24 (l)	251,000	244,080
Bank of America Corp. 3.25%, 10/21/27 (l)	8,000	7,558
3.95%, 04/21/25 (l)	171,000	169,413
4.25%, 10/22/26 (l)	74,000	74,506
Bank of America Corp. (2.37% fixed rate until 07/21/20; 0.66% + 3 month USD LIBOR thereafter) 2.37%, 07/21/21 (l)(h)	144,000	141,428

See Notes to Schedules of Investments and Notes to Financial Statements.

32	State Street Institutional Income Fund

State Street Institutional Income Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter) 3.12%, 01/20/23 (l)(h)	156,000	154,440
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter) 3.37%, 01/23/26 (l)(h)	264,000	256,706
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter) 3.42%, 12/20/28 (l)(h)(b)	144,000	137,883
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter) 3.95%, 01/23/49 (l)(h)	206,000	197,292
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter) 4.24%, 04/24/38 (l)(h)	200,000	203,676
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter) 4.44%, 01/20/48 (l)(h)	52,000	54,225
Bank of America Corp. (5.40% fixed rate until 04/30/18; 3.63% + 3 month USD LIBOR thereafter) 5.40%, 12/31/49 (l)(h)	334,000	334,150
Barclays PLC 4.34%, 01/10/28 (l)	200,000	198,302
4.84%, 05/09/28 (l)	200,000	196,310
Barrick North America Finance LLC 5.70%, 05/30/41 (l)	36,000	41,196
BAT Capital Corp. 2.30%, 08/14/20 (l)(b)	137,000	134,309
2.76%, 08/15/22 (l)(b)	138,000	133,572
3.56%, 08/15/27 (l)(b)	147,000	140,958
4.39%, 08/15/37 (l)(b)	63,000	62,431
4.54%, 08/15/47 (l)(b)	100,000	98,409
Baxalta Inc. 2.88%, 06/23/20 (l)	132,000	130,981
Becton Dickinson and Co. 2.89%, 06/06/22 (l)	123,000	119,298
3.70%, 06/06/27 (l)	255,000	245,960

	Principal Amount ($)	Fair Value $
3.73%, 12/15/24 (l)	8,000	7,862
4.67%, 06/06/47 (l)	38,000	38,480
4.69%, 12/15/44 (l)	5,000	5,027
Berkshire Hathaway Energy Co. 2.40%, 02/01/20 (l)	253,000	250,875
3.25%, 04/15/28 (l)(b)	111,000	107,164
3.80%, 07/15/48 (l)(b)	111,000	105,955
6.13%, 04/01/36 (l)	134,000	171,205
Berry Global Inc. 5.13%, 07/15/23 (l)	225,000	227,542
Biogen Inc. 2.90%, 09/15/20 (l)	45,000	44,715
BNP Paribas S.A. 5.00%, 01/15/21 (l)	58,000	60,999
BNP Paribas S.A. (5.13% fixed rate until 11/15/27; 2.84% + USD 5 year Swap Rate thereafter) 5.13%, 12/31/99 (l)(h)(b)	200,000	184,764
Boston Scientific Corp. 4.00%, 03/01/28 (l)	202,000	202,432
BP Capital Markets PLC 2.52%, 01/15/20 (l)	211,000	209,728
3.22%, 11/28/23 (l)	197,000	195,475
3.28%, 09/19/27 (l)	112,000	108,817
Brighthouse Financial Inc. 3.70%, 06/22/27 (l)(b)	28,000	26,001
4.70%, 06/22/47 (l)(b)	15,000	13,749
Brixmor Operating Partnership LP 3.90%, 03/15/27 (l)	215,000	206,037
Broadcom Corp./Broadcom Cayman Finance Ltd. 2.20%, 01/15/21 (l)	56,000	54,374
2.65%, 01/15/23 (l)	45,000	42,817
3.13%, 01/15/25 (l)	56,000	52,814
3.88%, 01/15/27 (l)	45,000	43,792
Brown-Forman Corp. 4.00%, 04/15/38	38,000	38,359
Buckeye Partners LP 5.60%, 10/15/44 (l)	58,000	58,024
Bunge Limited Finance Corp. 3.75%, 09/25/27 (l)	76,000	73,449
Campbell Soup Co. 3.30%, 03/15/21	179,000	180,253
Canadian Natural Resources Ltd. 3.85%, 06/01/27 (l)	45,000	44,136
4.95%, 06/01/47 (l)	36,000	37,658
Canadian Pacific Railway Co. 2.90%, 02/01/25 (l)	81,000	77,820
Capital One Financial Corp. 4.20%, 10/29/25 (l)	136,000	134,616
Cardinal Health Inc. 2.62%, 06/15/22 (l)	63,000	60,881

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Income Fund	33

State Street Institutional Income Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

3.08%, 06/15/24 (l)	73,000	69,679
3.41%, 06/15/27 (l)	37,000	34,855
4.37%, 06/15/47 (l)	31,000	29,324
Caterpillar Financial Services Corp. 2.55%, 11/29/22 (l)	198,000	192,482
Caterpillar Inc. 3.80%, 08/15/42	52,000	52,038
Catholic Health Initiatives 2.60%, 08/01/18 (l)	130,000	130,160
4.35%, 11/01/42 (l)	129,000	119,258
CBS Corp. 2.90%, 01/15/27 (l)	93,000	84,359
CCO Holdings LLC/CCO Holdings Capital Corp. 5.88%, 04/01/24 (l)(b)	157,000	159,747
Celgene Corp.
3.45%, 11/15/27 (l)	7,000	6,647
4.35%, 11/15/47 (l)	8,000	7,607
4.55%, 02/20/48 (l)	88,000	86,500
5.00%, 08/15/45 (l)	57,000	59,490
Cenovus Energy Inc. 5.40%, 06/15/47 (l)	24,000	24,156
CenterPoint Energy Inc. 2.50%, 09/01/22 (l)	137,000	132,646
CenturyLink Inc. 5.80%, 03/15/22 (l)	300,000	292,890
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.13%, 12/15/21 (l)(b)	248,000	247,702
CF Industries Inc. 7.13%, 05/01/20 (l)	151,000	161,004
Charles River Laboratories International Inc. 5.50%, 04/01/26 (c)(b)	95,000	96,306
Charter Communications Operating LLC/Charter Communications Operating Capital 3.58%, 07/23/20 (l)	190,000	190,000
4.91%, 07/23/25 (l)	117,000	119,332
5.38%, 05/01/47 (l)	59,000	57,458
6.38%, 10/23/35 (l)	27,000	30,065
6.48%, 10/23/45 (l)	54,000	59,650
Chevron Corp. 2.42%, 11/17/20 (l)	61,000	60,487
3.19%, 06/24/23 (l)	136,000	136,283
Chevron Phillips Chemical Company LLC/Chevron Phillips Chemical Company LP 3.70%, 06/01/28 (b)	325,000	326,365
Church & Dwight Company Inc. 2.45%, 08/01/22 (l)	73,000	70,655

	Principal Amount ($)	Fair Value $
Cigna Corp. 3.25%, 04/15/25 (l)	152,000	145,376
3.88%, 10/15/47 (l)	84,000	75,030
Cimarex Energy Co. 3.90%, 05/15/27 (l)	26,000	25,670
Cinemark USA Inc. 4.88%, 06/01/23	125,000	123,281
Cisco Systems Inc. 2.20%, 02/28/21 (l)	254,000	249,331
Citigroup Inc. 2.70%, 10/27/22 (l)	136,000	131,798
2.90%, 12/08/21 (l)	194,000	191,144
4.45%, 09/29/27 (l)	99,000	100,230
4.75%, 05/18/46 (l)	78,000	79,214
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter) 2.88%, 07/24/23 (l)(h)	184,000	179,030
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter) 3.88%, 01/24/39 (l)(h)	61,000	58,534
Citigroup Inc. (4.28% fixed rate until 04/24/47; 1.84% + 3 month USD LIBOR thereafter) 4.28%, 04/24/48 (l)(h)	202,000	203,786
CMS Energy Corp. 4.88%, 03/01/44 (l)	194,000	214,166
CNA Financial Corp. 3.45%, 08/15/27 (l)	82,000	78,007
5.88%, 08/15/20 (l)	252,000	267,294
CNH Industrial Capital LLC 3.38%, 07/15/19 (l)	94,000	93,765
4.38%, 11/06/20 (l)	72,000	73,215
4.88%, 04/01/21 (l)	92,000	94,696
CNH Industrial N.V. 4.50%, 08/15/23	161,000	164,321
CNOOC Nexen Finance 2014 ULC 4.25%, 04/30/24 (l)	233,000	236,616
Columbia Pipeline Group Inc. 3.30%, 06/01/20 (l)	82,000	82,052
Comcast Corp. 3.97%, 11/01/47 (l)	51,000	48,295
4.20%, 08/15/34 (l)	133,000	134,204
4.60%, 08/15/45 (l)	93,000	96,343
Commonwealth Bank of Australia 4.32%, 01/10/48 (l)(b)	202,000	197,586
Concho Resources Inc. 3.75%, 10/01/27 (l)	66,000	64,535
4.88%, 10/01/47 (l)	53,000	56,067
ConocoPhillips Co. 3.35%, 11/15/24 (l)	49,000	48,646

See Notes to Schedules of Investments and Notes to Financial Statements.

34	State Street Institutional Income Fund

State Street Institutional Income Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

5.95%, 03/15/46 (l)	33,000	42,544
Consolidated Edison Company of New York Inc. 2.90%, 12/01/26 (l)	136,000	129,906
Constellation Brands Inc. 2.70%, 05/09/22 (l)	123,000	118,961
4.50%, 05/09/47 (l)	38,000	37,943
Corning Inc. 4.38%, 11/15/57 (l)	114,000	105,965
Corporation Andina de Fomento 2.20%, 07/18/20 (l)	157,000	154,962
Crane Co. 4.20%, 03/15/48 (l)	40,000	39,800
Credit Suisse AG 1.70%, 04/27/18 (l)	353,000	352,876
Credit Suisse Group Funding Guernsey Ltd. 3.80%, 06/09/23 (l)	275,000	275,688
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 02/01/26 (l)(b)	50,000	48,315
CSX Corp. 4.50%, 08/01/54 (l)	84,000	83,034
CVS Health Corp. 2.25%, 08/12/19	159,000	157,474
3.13%, 03/09/20	479,000	480,030
3.35%, 03/09/21	480,000	482,947
3.70%, 03/09/23	160,000	161,035
3.88%, 07/20/25 (l)	81,000	80,284
4.10%, 03/25/25	160,000	161,525
4.30%, 03/25/28	209,000	210,446
4.78%, 03/25/38	191,000	194,132
5.05%, 03/25/48	121,000	127,461
5.13%, 07/20/45 (l)	60,000	63,869
D.R. Horton Inc. 2.55%, 12/01/20 (l)	150,000	147,805
Daimler Finance North America LLC 2.38%, 08/01/18 (l)(b)	333,000	332,814
Dana Financing Luxembourg Sarl 6.50%, 06/01/26 (l)(b)	245,000	254,800
Dell International LLC/EMC Corp. 3.48%, 06/01/19 (l)(b)	256,000	257,229
5.45%, 06/15/23 (l)(b)	115,000	121,882
6.02%, 06/15/26 (l)(b)	79,000	85,032
8.10%, 07/15/36 (b)	19,000	23,165
8.35%, 07/15/46 (l)(b)	85,000	107,987
Deutsche Bank AG 2.70%, 07/13/20 (l)	132,000	129,266
3.30%, 11/16/22 (l)	155,000	150,798
Devon Energy Corp. 4.00%, 07/15/21	305,000	310,527

	Principal Amount ($)	Fair Value $
5.00%, 06/15/45 (l)	74,000	78,586
Diageo Investment Corp. 2.88%, 05/11/22 (l)	125,000	123,627
Discover Bank 3.10%, 06/04/20 (l)	298,000	297,073
Discovery Communications LLC 2.20%, 09/20/19 (l)	147,000	145,404
3.95%, 03/20/28 (l)	197,000	188,893
5.00%, 09/20/37 (l)	57,000	56,835
5.20%, 09/20/47 (l)	27,000	26,911
Dominion Energy Inc. 2.50%, 12/01/19	168,000	166,454
2.58%, 07/01/20 (l)	123,000	121,460
3.63%, 12/01/24 (l)	156,000	155,488
DTE Energy Co. 2.85%, 10/01/26 (l)	180,000	165,825
3.85%, 12/01/23 (l)	84,000	85,567
Duke Energy Corp. 3.75%, 09/01/46 (l)	56,000	50,707
Duke Energy Progress LLC 4.15%, 12/01/44 (l)	112,000	115,189
Duke Realty LP 3.38%, 12/15/27 (l)	68,000	64,883
Duquesne Light Holdings Inc. 3.62%, 08/01/27 (l)(b)	72,000	69,268
Eastman Chemical Co. 3.60%, 08/15/22 (l)	54,000	54,412
Eaton Corp. 3.10%, 09/15/27 (l)	183,000	172,238
Ecolab Inc. 3.25%, 12/01/27 (l)(b)	86,000	83,060
3.95%, 12/01/47 (l)(b)	75,000	72,902
Ecopetrol S.A. 5.88%, 05/28/45 (l)	151,000	149,248
7.63%, 07/23/19 (l)	61,000	64,512
Edison International 4.13%, 03/15/28	160,000	161,446
EI du Pont de Nemours & Co. 0.53% + 3 month USD LIBOR 2.30%, 05/01/20 (l)(h)	141,000	141,903
Electricite de France S.A. 2.15%, 01/22/19 (l)(b)	392,000	390,153
Eli Lilly & Co. 3.70%, 03/01/45 (l)	26,000	25,354
EMC Corp. 2.65%, 06/01/20 (l)	377,000	362,712
Emera US Finance LP 4.75%, 06/15/46 (l)	21,000	21,066
Enbridge Energy Partners LP 5.50%, 09/15/40 (l)	28,000	29,459
Encana Corp. 3.90%, 11/15/21 (l)	145,000	146,903

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Income Fund	35

State Street Institutional Income Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

Endo Dac/Endo Finance LLC/Endo Finco Inc. 5.88%, 10/15/24 (l)(b)	251,000	247,235
Energy Transfer Equity LP 5.88%, 01/15/24 (l)	585,000	604,012
Energy Transfer Partners LP 6.50%, 02/01/42 (l)	135,000	146,023
Energy Transfer Partners LP/Regency Energy Finance Corp. 4.50%, 11/01/23 (l)	111,000	112,283
Entergy Louisiana LLC 3.05%, 06/01/31 (l)	68,000	63,421
4.00%, 03/15/33	85,000	86,824
Enterprise Products Operating LLC 3.95%, 02/15/27 (l)	121,000	121,817
4.25%, 02/15/48 (l)	109,000	106,146
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter) 5.25%, 08/16/77 (l)(h)	59,000	57,342
Envision Healthcare Corp. 6.25%, 12/01/24 (l)(b)	337,000	347,952
EOG Resources Inc. 4.15%, 01/15/26 (l)	142,000	146,469
EQT Corp. 3.00%, 10/01/22 (l)	54,000	52,452
3.90%, 10/01/27 (l)	83,000	79,568
ERP Operating LP 4.50%, 07/01/44 (l)	61,000	63,564
Exelon Corp. 3.50%, 06/01/22 (l)	140,000	138,551
4.45%, 04/15/46 (l)	106,000	108,487
Express Scripts Holding Co. 3.40%, 03/01/27 (l)	81,000	76,298
4.80%, 07/15/46 (l)	46,000	46,903
Exxon Mobil Corp. 2.22%, 03/01/21 (l)	114,000	112,280
FedEx Corp. 4.10%, 02/01/45 (l)	52,000	49,558
FirstEnergy Corp. 3.90%, 07/15/27 (l)	28,000	27,464
4.85%, 07/15/47 (l)	37,000	38,784
Florida Power & Light Co. 4.13%, 02/01/42 (l)	121,000	125,800
Ford Motor Co. 4.35%, 12/08/26 (l)	100,000	98,922
Ford Motor Credit Company LLC 3.22%, 01/09/22 (l)	255,000	250,716
Freeport-McMoRan Inc. 3.10%, 03/15/20 (l)	226,000	223,457

	Principal Amount ($)	Fair Value $
Frontier Communications Corp. 7.13%, 03/15/19 (l)	372,000	372,000
General Dynamics Corp. 2.13%, 08/15/26 (l)	69,000	62,424
General Motors Co. 5.20%, 04/01/45 (l)	27,000	26,466
General Motors Financial Company Inc. 3.15%, 01/15/20 (l)	176,000	175,618
3.20%, 07/13/20 (l)	78,000	77,775
5.25%, 03/01/26 (l)	149,000	157,407
Georgia-Pacific LLC 3.60%, 03/01/25 (l)(b)	45,000	45,270
Gilead Sciences Inc. 2.55%, 09/01/20 (l)	58,000	57,528
2.95%, 03/01/27 (l)	49,000	46,484
3.50%, 02/01/25 (l)	86,000	85,997
3.65%, 03/01/26 (l)	149,000	149,486
4.15%, 03/01/47 (l)	144,000	142,343
4.80%, 04/01/44 (l)	62,000	66,902
Glencore Funding LLC 2.50%, 01/15/19 (b)	314,000	312,882
Grupo Televisa SAB 5.00%, 05/13/45 (l)	209,000	194,715
H&E Equipment Services Inc. 5.63%, 09/01/25	20,000	20,150
Halliburton Co. 3.80%, 11/15/25 (l)	122,000	122,309
5.00%, 11/15/45 (l)	81,000	88,348
HCA Inc. 4.75%, 05/01/23	450,000	453,375
Hess Corp. 4.30%, 04/01/27 (l)	47,000	45,995
5.60%, 02/15/41 (l)	49,000	50,025
5.80%, 04/01/47 (l)	33,000	34,523
Hewlett Packard Enterprise Co. 6.35%, 10/15/45 (l)	47,000	50,191
Highwoods Realty LP 4.13%, 03/15/28 (l)	76,000	75,575
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 10/01/25 (l)(b)	258,000	255,420
HSBC Holdings PLC 4.25%, 03/14/24 (l)	248,000	249,354
HSBC Holdings PLC (3.26% fixed rate until 03/13/22; 1.06% + 3 month USD LIBOR thereafter) 3.26%, 03/13/23 (l)(h)	200,000	197,748
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + USD 5 year Mid-Market Swap Rate thereafter) 6.00%, 12/31/99 (l)(h)	220,000	214,390

See Notes to Schedules of Investments and Notes to Financial Statements.

36	State Street Institutional Income Fund

State Street Institutional Income Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter) 6.50%, 12/31/99 (h)	160,000	164,154
Hyundai Capital America 3.10%, 04/05/22 (l)(b)	71,000	69,711
IBM Credit LLC 2.65%, 02/05/21	485,000	482,425
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.00%, 08/01/20 (l)	226,000	230,661
Ingersoll-Rand Luxembourg Finance S.A. 3.55%, 11/01/24 (l)	175,000	175,026
Intel Corp. 2.60%, 05/19/26 (l)	212,000	200,185
International Business Machines Corp. 3.63%, 02/12/24 (l)	185,000	188,345
International Paper Co. 4.40%, 08/15/47 (l)	104,000	99,140
Interstate Power & Light Co. 3.40%, 08/15/25 (l)	90,000	88,709
IPALCO Enterprises Inc. 3.70%, 09/01/24 (l)	20,000	19,647
j2 Cloud Services LLC/j2 Global Co-Obligor Inc. 6.00%, 07/15/25 (l)(b)	135,000	137,869
Jabil Inc. 3.95%, 01/12/28 (l)	143,000	138,523
JB Poindexter & Company Inc. 9.00%, 04/01/22 (k)(l)(b)	96,000	99,000
Jefferies Group LLC 5.13%, 01/20/23 (l)	103,000	108,904
6.50%, 01/20/43 (l)	113,000	126,062
Johnson & Johnson 2.63%, 01/15/25 (l)	274,000	264,900
3.63%, 03/03/37 (l)	68,000	67,789
Johnson Controls International PLC 4.50%, 02/15/47 (l)	49,000	49,809
JPMorgan Chase & Co. 2.55%, 10/29/20 (l)	246,000	242,839
3.30%, 04/01/26 (l)	167,000	161,516
3.63%, 12/01/27 (l)	97,000	93,050
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter) 3.51%, 01/23/29 (l)(h)	194,000	187,753

	Principal Amount ($)	Fair Value $
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter) 3.88%, 07/24/38 (l)(h)	168,000	162,760
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter) 3.90%, 01/23/49 (l)(h)	46,000	43,579
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter) 4.03%, 07/24/48 (l)(h)	138,000	133,830
JPMorgan Chase & Co. (4.63% fixed rate until 11/01/22; 2.58% + 3 month USD LIBOR thereafter) 4.63%, 12/31/99 (l)(h)	134,000	127,785
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter) 6.10%, 10/29/49 (l)(h)	324,000	340,200
JPMorgan Chase & Co. (7.90% fixed rate until 04/30/18; 3.47% + 3 month USD LIBOR thereafter) 7.90%, 12/29/49 (l)(h)	134,000	134,616
Kinder Morgan Energy Partners LP 3.50%, 03/01/21 (l)	161,000	160,982
6.38%, 03/01/41 (l)	63,000	71,506
Kinder Morgan Inc. 3.05%, 12/01/19 (l)	63,000	62,848
4.30%, 03/01/28	210,000	208,690
5.05%, 02/15/46 (l)	63,000	61,804
5.55%, 06/01/45 (l)	81,000	84,677
Kraft Heinz Foods Co. 4.38%, 06/01/46 (l)	74,000	67,716
Lamb Weston Holdings Inc. 4.63%, 11/01/24 (l)(b)	234,000	232,245
Lee Enterprises Inc. 9.50%, 03/15/22 (l)(b)	353,000	367,120
Lennar Corp. 4.75%, 05/30/25 (l)	176,000	172,814
4.75%, 11/29/27 (l)(b)	147,000	141,120
Levi Strauss & Co. 5.00%, 05/01/25 (l)	212,000	213,590
Lincoln National Corp. 3.63%, 12/12/26 (l)	66,000	65,061

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Income Fund	37

State Street Institutional Income Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

3.80%, 03/01/28 (l)	151,000	149,691
4.35%, 03/01/48 (l)	123,000	121,320
Lithia Motors Inc. 5.25%, 08/01/25 (l)(b)	48,000	48,000
Lloyds Banking Group PLC (2.91% fixed rate until 11/07/22; 0.81% + 3 month USD LIBOR thereafter) 2.91%, 11/07/23 (l)(h)	203,000	195,891
Lockheed Martin Corp. 3.55%, 01/15/26 (l)	68,000	67,602
3.80%, 03/01/45 (l)	55,000	51,932
Lowe’s Companies Inc. 3.70%, 04/15/46 (l)	71,000	66,127
LYB International Finance BV 4.88%, 03/15/44 (l)	48,000	50,197
LYB International Finance II BV 3.50%, 03/02/27 (l)	65,000	62,449
Macy’s Retail Holdings Inc. 4.30%, 02/15/43 (l)	44,000	35,839
Marathon Oil Corp. 3.85%, 06/01/25 (l)	81,000	80,117
Marathon Petroleum Corp. 3.63%, 09/15/24 (l)	112,000	111,243
Marsh & McLennan Companies Inc. 3.50%, 03/10/25 (l)	146,000	144,864
Masco Corp. 3.50%, 11/15/27 (l)	51,000	48,688
McDonald’s Corp. 3.70%, 01/30/26 (l)	60,000	60,344
4.88%, 12/09/45 (l)	87,000	94,582
Medtronic Inc. 2.50%, 03/15/20 (l)	173,000	171,952
4.63%, 03/15/45 (l)	131,000	143,038
Memorial Sloan-Kettering Cancer Center 4.13%, 07/01/52 (l)	110,000	111,952
Merck & Company Inc. 2.75%, 02/10/25 (l)	142,000	136,976
MetLife Inc. 4.05%, 03/01/45 (l)	29,000	27,764
4.72%, 12/15/44 (l)	96,000	102,264
Mexichem SAB de C.V. 5.50%, 01/15/48 (l)(b)	200,000	187,688
MGM Resorts International 4.63%, 09/01/26 (l)	125,000	119,375
6.63%, 12/15/21 (l)	348,000	373,787
Microsoft Corp. 1.55%, 08/08/21 (l)	94,000	90,289
2.40%, 08/08/26 (l)	87,000	80,978
3.45%, 08/08/36 (l)	94,000	91,861

	Principal Amount ($)	Fair Value $
3.70%, 08/08/46 (l)	107,000	105,344
4.00%, 02/12/55 (l)	126,000	127,736
4.10%, 02/06/37 (l)	34,000	36,052
4.25%, 02/06/47 (l)	21,000	22,615
4.50%, 02/06/57 (l)	39,000	43,017
Mizuho Bank Ltd. 2.45%, 04/16/19 (l)(b)	523,000	520,656
Mizuho Financial Group Inc. 2.63%, 04/12/21 (l)(b)	231,000	226,303
Molina Healthcare Inc. 4.88%, 06/15/25 (l)(b)	227,000	211,961
Molson Coors Brewing Co. 2.10%, 07/15/21 (l)	208,000	200,000
4.20%, 07/15/46 (l)	66,000	62,291
Monsanto Co. 4.70%, 07/15/64 (l)	30,000	28,834
Morgan Stanley 2.45%, 02/01/19 (l)	71,000	70,839
2.63%, 11/17/21 (l)	387,000	377,453
2.65%, 01/27/20 (l)	69,000	68,546
2.75%, 05/19/22 (l)	136,000	132,580
3.70%, 10/23/24 (l)	62,000	61,686
3.95%, 04/23/27 (l)	209,000	203,658
4.10%, 05/22/23 (l)	155,000	157,489
5.00%, 11/24/25	204,000	214,127
Morgan Stanley (3.77% fixed rate until 01/24/28; 1.14% + 3 month USD LIBOR thereafter) 3.77%, 01/24/29 (l)(h)	244,000	239,735
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter) 3.97%, 07/22/38 (l)(h)	81,000	78,976
MPLX LP 3.38%, 03/15/23 (l)	87,000	86,121
4.50%, 04/15/38 (l)	85,000	83,904
4.70%, 04/15/48 (l)	74,000	72,439
5.20%, 03/01/47 (l)	35,000	36,591
Murphy Oil Corp. 5.75%, 08/15/25 (l)	558,000	551,025
Mylan Inc. 4.55%, 04/15/28 (c)(b)	172,000	172,531
5.20%, 04/15/48 (c)(b)	69,000	69,747
National Retail Properties Inc. 4.00%, 11/15/25 (l)	147,000	146,431
Navient Corp. 8.00%, 03/25/20 (l)	302,000	321,630
Newell Brands Inc. 3.85%, 04/01/23 (l)	77,000	76,792
4.20%, 04/01/26 (l)	46,000	45,570
5.50%, 04/01/46 (l)	111,000	117,106
Newmont Mining Corp. 4.88%, 03/15/42 (l)	117,000	123,014

See Notes to Schedules of Investments and Notes to Financial Statements.

38	State Street Institutional Income Fund

State Street Institutional Income Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

Nexen Energy ULC 6.40%, 05/15/37 (l)	78,000	96,847
NGPL PipeCo LLC 4.88%, 08/15/27 (l)(b)	41,000	40,590
Noble Energy Inc. 3.90%, 11/15/24 (l)	150,000	151,033
5.05%, 11/15/44 (l)	29,000	30,276
Nordstrom Inc. 5.00%, 01/15/44 (l)	6,000	5,626
Northern States Power Co. 2.20%, 08/15/20 (l)	357,000	351,859
Northrop Grumman Corp. 2.55%, 10/15/22 (l)	75,000	72,690
2.93%, 01/15/25 (l)	138,000	132,334
3.25%, 01/15/28 (l)	105,000	100,268
3.85%, 04/15/45 (l)	32,000	30,028
4.03%, 10/15/47 (l)	106,000	102,014
NRG Energy Inc. 6.25%, 07/15/22 (l)	227,000	233,742
Nucor Corp. 4.13%, 09/15/22 (l)	72,000	74,684
Occidental Petroleum Corp. 4.10%, 02/15/47 (l)	48,000	48,045
4.20%, 03/15/48	90,000	90,791
Omnicom Group Inc. 3.63%, 05/01/22 (l)	118,000	118,976
Oncor Electric Delivery Company LLC 3.80%, 09/30/47 (l)(b)	22,000	21,564
Oracle Corp. 1.90%, 09/15/21 (l)	94,000	90,766
2.40%, 09/15/23 (l)	109,000	104,402
3.25%, 11/15/27 (l)	179,000	174,520
3.80%, 11/15/37 (l)	51,000	50,292
4.00%, 07/15/46 - 11/15/47 (l)	170,000	168,131
4.13%, 05/15/45 (l)	37,000	37,318
Owens Corning 4.40%, 01/30/48 (l)	87,000	80,725
Owens-Brockway Glass Container Inc. 6.38%, 08/15/25 (l)(b)	100,000	105,250
Pacific Gas & Electric Co. 3.40%, 08/15/24 (l)	578,000	566,741
PacifiCorp 6.25%, 10/15/37 (l)	234,000	304,867
Packaging Corporation of America 3.40%, 12/15/27 (l)	81,000	77,609
Parker-Hannifin Corp. 3.25%, 03/01/27 (l)	156,000	152,563
Party City Holdings Inc. 6.13%, 08/15/23 (l)(b)	78,000	79,365
Penske Automotive Group Inc. 5.38%, 12/01/24 (l)	195,000	195,000

	Principal Amount ($)	Fair Value $
PepsiCo Inc. 3.45%, 10/06/46 (l)	84,000	77,308
Perrigo Finance Unlimited Co. 3.90%, 12/15/24 (l)	250,000	248,475
Petroleos Mexicanos 4.50%, 01/23/26 (l)	78,000	75,453
5.35%, 02/12/28 (l)(b)	45,000	44,314
5.38%, 03/13/22 (l)	89,000	92,657
5.63%, 01/23/46 (l)	83,000	73,998
6.35%, 02/12/48 (l)(b)	45,000	43,479
6.50%, 03/13/27 (l)	136,000	145,248
6.75%, 09/21/47 (l)	181,000	183,329
PetSmart Inc. 5.88%, 06/01/25 (l)(b)	259,000	186,480
Pfizer Inc. 3.00%, 12/15/26 (l)	99,000	95,845
4.13%, 12/15/46 (l)	58,000	59,783
4.40%, 05/15/44 (l)	40,000	42,791
Philip Morris International Inc. 4.13%, 03/04/43 (l)	117,000	115,790
Phillips 66 3.90%, 03/15/28	210,000	209,185
Phillips 66 Partners LP 3.75%, 03/01/28 (l)	100,000	96,668
4.68%, 02/15/45 (l)	81,000	78,896
Plains All American Pipeline LP/PAA Finance Corp. 4.70%, 06/15/44 (l)	63,000	56,148
5.75%, 01/15/20 (l)	99,000	102,859
Potash Corporation of Saskatchewan Inc. 4.00%, 12/15/26 (l)	89,000	89,000
PPL Capital Funding Inc. 3.10%, 05/15/26 (l)	143,000	135,277
Precision Castparts Corp. 4.38%, 06/15/45 (l)	92,000	99,112
Prudential Financial Inc. (4.50% fixed rate until 09/15/27; 2.38% + 3 month USD LIBOR thereafter) 4.50%, 09/15/47 (l)(h)	66,000	62,958
Prudential Financial Inc. (5.38% fixed rate until 05/15/25; 3.03% + 3 month USD LIBOR thereafter) 5.38%, 05/15/45 (l)(h)	160,000	163,912
PulteGroup Inc. 5.50%, 03/01/26 (l)	255,000	263,447
QUALCOMM Inc. 2.90%, 05/20/24 (l)	77,000	73,630
3.00%, 05/20/22 (l)	42,000	41,360
3.25%, 05/20/27 (l)	12,000	11,382
4.30%, 05/20/47 (l)	9,000	8,717

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Income Fund	39

State Street Institutional Income Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

Realty Income Corp. 3.00%, 01/15/27 (l)	107,000	99,422
Republic Services Inc. 3.38%, 11/15/27 (l)	58,000	55,896
Rio Tinto Finance USA PLC 4.13%, 08/21/42 (l)	82,000	83,561
Rockwell Collins Inc. 3.50%, 03/15/27 (l)	129,000	124,397
Rogers Communications Inc. 5.00%, 03/15/44 (l)	54,000	59,487
Royal Bank of Scotland Group PLC (3.50% fixed rate until 05/15/22; 1.48% + 3 month USD LIBOR thereafter) 3.50%, 05/15/23 (l)(h)	200,000	196,466
RPM International Inc. 3.75%, 03/15/27 (l)	162,000	158,177
Ryder System Inc. 2.45%, 09/03/19 (l)	240,000	238,265
Sabine Pass Liquefaction LLC 4.20%, 03/15/28 (l)	90,000	88,654
5.00%, 03/15/27 (l)	62,000	64,382
Santander Holdings USA Inc. 2.65%, 04/17/20 (l)	248,000	245,108
4.40%, 07/13/27	99,000	98,038
Santander UK Group Holdings PLC 4.75%, 09/15/25 (l)(b)	200,000	201,206
Schlumberger Holdings Corp. 3.00%, 12/21/20 (l)(b)	61,000	60,849
Select Income REIT 4.25%, 05/15/24 (l)	153,000	148,846
Sempra Energy 3.40%, 02/01/28 (l)	136,000	130,425
3.80%, 02/01/38 (l)	57,000	53,747
4.00%, 02/01/48 (l)	57,000	53,327
Shell International Finance BV 3.25%, 05/11/25 (l)	91,000	90,416
3.75%, 09/12/46 (l)	49,000	47,362
4.13%, 05/11/35 (l)	73,000	75,621
Shire Acquisitions Investments Ireland DAC 2.88%, 09/23/23 (l)	22,000	20,998
3.20%, 09/23/26 (l)	74,000	69,075
Simon Property Group LP 3.38%, 06/15/27 (l)	136,000	131,292
Sinclair Television Group Inc. 5.38%, 04/01/21 (l)	384,000	387,360
Smithfield Foods Inc. 2.70%, 01/31/20 (l)(b)	74,000	72,953
4.25%, 02/01/27 (l)(b)	116,000	114,820
South Carolina Electric & Gas Co. 4.10%, 06/15/46 (l)	22,000	21,120

	Principal Amount ($)	Fair Value $
Southern California Edison Co. 2.40%, 02/01/22 (l)	153,000	148,967
Southern Copper Corp. 5.88%, 04/23/45 (l)	90,000	101,889
Southwestern Electric Power Co. 2.75%, 10/01/26 (l)	120,000	111,295
Spectra Energy Partners LP 3.38%, 10/15/26 (l)	59,000	55,628
4.50%, 03/15/45 (l)	32,000	30,981
Sprint Corp. 7.63%, 02/15/25 (l)	478,000	469,061
Standard Industries Inc. 5.38%, 11/15/24 (l)(b)	400,000	405,000
Sumitomo Mitsui Banking Corp. 2.25%, 07/11/19 (l)	254,000	251,841
Suncor Energy Inc. 4.00%, 11/15/47 (l)	35,000	34,267
Sunoco Logistics Partners Operations LP 5.40%, 10/01/47 (l)	132,000	125,610
Sunoco LP/Sunoco Finance Corp. 4.88%, 01/15/23 (l)(b)	59,000	57,009
5.88%, 03/15/28 (l)(b)	94,000	91,062
Sysco Corp. 3.25%, 07/15/27 (l)	123,000	118,027
T-Mobile USA Inc. 4.50%, 02/01/26 (l)	124,000	118,730
6.63%, 04/01/23 (l)	272,000	281,003
Tampa Electric Co. 4.35%, 05/15/44 (l)	160,000	162,915
Target Corp. 2.50%, 04/15/26 (l)	149,000	138,253
Teachers Insurance & Annuity Association of America 4.90%, 09/15/44 (l)(b)	93,000	102,500
Teck Resources Ltd. 4.75%, 01/15/22 (l)	133,000	134,330
Telefonica Emisiones SAU 4.10%, 03/08/27 (l)	189,000	188,492
Tencent Holdings Ltd. 2.99%, 01/19/23 (l)(b)	205,000	199,967
3.60%, 01/19/28 (l)(b)	200,000	192,334
3.93%, 01/19/38 (l)(b)	200,000	190,342
Tenet Healthcare Corp. 4.75%, 06/01/20 (l)	226,000	227,695
6.00%, 10/01/20 (l)	424,000	438,331
Teva Pharmaceutical Finance Netherlands III BV 1.70%, 07/19/19 (l)	409,000	394,881
2.20%, 07/21/21 (l)	64,000	57,644
The Allstate Corp. 4.20%, 12/15/46 (l)	126,000	127,542

See Notes to Schedules of Investments and Notes to Financial Statements.

40	State Street Institutional Income Fund

State Street Institutional Income Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter) 5.75%, 08/15/53 (l)(h)	181,000	190,548
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter) 4.63%, 12/29/49 (l)(h)	174,000	169,215
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter) 4.65%, 12/31/99 (l)(h)	180,000	171,049
The Bank of Tokyo-Mitsubishi UFJ Ltd. 2.30%, 03/10/19 (l)(b)	200,000	198,996
The Boeing Co. 3.25%, 03/01/28 (l)	202,000	199,913
3.55%, 03/01/38 (l)	210,000	204,855
The Dow Chemical Co. 4.25%, 10/01/34 (l)	138,000	138,498
The George Washington University 4.13%, 09/15/48 (c)	84,000	84,968
The Goldman Sachs Group Inc. 2.30%, 12/13/19 (l)	57,000	56,364
2.35%, 11/15/21 (l)	194,000	187,214
2.63%, 04/25/21 (l)	372,000	364,203
3.85%, 01/26/27 (l)	228,000	224,756
4.25%, 10/21/25 (l)	20,000	20,104
4.80%, 07/08/44 (l)	65,000	69,976
5.15%, 05/22/45 (l)	141,000	151,854
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter) 2.91%, 06/05/23 (l)(h)	261,000	254,164
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter) 3.81%, 04/23/29 (l)(h)	194,000	189,862
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter) 4.02%, 10/31/38 (l)(h)	88,000	85,093
The Hartford Financial Services Group Inc. (3.96% fixed rate until 04/02/18; 2.13% + 3 month USD LIBOR thereafter) 3.96%, 02/12/47 (l)(h)(b)	95,000	92,364

	Principal Amount ($)	Fair Value $
The Home Depot Inc. 3.35%, 09/15/25 (l)	70,000	69,742
3.50%, 09/15/56 (l)	113,000	100,993
3.90%, 06/15/47 (l)	100,000	99,251
The Kroger Co. 2.95%, 11/01/21 (l)	194,000	192,297
4.65%, 01/15/48 (l)	63,000	61,225
The Mosaic Co. 5.63%, 11/15/43 (l)	32,000	33,618
The Nielsen Company Luxembourg Sarl 5.00%, 02/01/25 (l)(b)	150,000	148,125
The Sherwin-Williams Co. 2.25%, 05/15/20 (l)	121,000	118,939
2.75%, 06/01/22 (l)	50,000	48,664
3.45%, 06/01/27 (l)	56,000	53,677
4.50%, 06/01/47 (l)	38,000	37,937
The Southern Co. 1.85%, 07/01/19	524,000	516,900
3.25%, 07/01/26 (l)	24,000	22,780
4.40%, 07/01/46 (l)	36,000	36,016
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter) 3.63%, 09/15/31 (l)(h)	134,000	128,280
The Walt Disney Co. 4.13%, 06/01/44 (l)	34,000	35,675
Time Warner Cable LLC 4.50%, 09/15/42 (l)	27,000	23,671
6.55%, 05/01/37 (l)	91,000	102,135
Time Warner Inc. 5.35%, 12/15/43 (l)	77,000	82,150
Transcontinental Gas Pipe Line Company LLC 4.00%, 03/15/28 (b)	95,000	93,116
Tyco Electronics Group S.A. 2.35%, 08/01/19 (l)	266,000	264,581
3.13%, 08/15/27 (l)	187,000	179,894
Tyson Foods Inc. 2.65%, 08/15/19 (l)	45,000	44,774
4.55%, 06/02/47 (l)	32,000	32,097
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter) 5.13%, 12/29/49 (l)(h)	287,000	294,892
UBS Group Funding Switzerland AG 2.95%, 09/24/20 (l)(b)	401,000	398,010
Union Pacific Corp. 3.60%, 09/15/37 (l)	32,000	30,853
4.10%, 09/15/67 (l)	53,000	50,960

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Income Fund	41

State Street Institutional Income Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

United Technologies Corp. 3.75%, 11/01/46 (l)	55,000	49,621
UnitedHealth Group Inc. 4.75%, 07/15/45 (l)	24,000	26,392
Vale Overseas Ltd. 4.38%, 01/11/22 (l)	37,000	37,891
6.25%, 08/10/26 (l)	82,000	91,792
6.88%, 11/10/39 (l)	67,000	79,304
Vale S.A. 5.63%, 09/11/42 (l)	25,000	26,375
Valeant Pharmaceuticals International Inc. 7.00%, 03/15/24 (l)(b)	391,000	407,617
Valvoline Inc. 4.38%, 08/15/25 (l)	146,000	141,445
Ventas Realty LP 3.25%, 10/15/26 (l)	171,000	161,014
Verizon Communications Inc. 3.38%, 02/15/25 (l)	149,000	146,585
4.40%, 11/01/34 (l)	72,000	71,014
4.67%, 03/15/55 (l)	94,000	89,346
4.86%, 08/21/46 (l)	321,000	324,178
5.01%, 04/15/49 (l)	52,000	53,981
5.25%, 03/16/37 (l)	86,000	92,582
Viacom Inc. 3.45%, 10/04/26 (l)	92,000	87,064
5.25%, 04/01/44 (l)	27,000	27,424
Virgin Media Finance PLC 5.75%, 01/15/25 (l)(b)	439,000	420,342
Virginia Electric & Power Co. 4.00%, 11/15/46 (l)	85,000	84,224
Visa Inc. 3.15%, 12/14/25 (l)	45,000	44,237
4.30%, 12/14/45 (l)	121,000	129,207
Vornado Realty LP 3.50%, 01/15/25 (l)	86,000	83,248
Vulcan Materials Co. 3.90%, 04/01/27 (l)	87,000	85,723
Wabtec Corp. 3.45%, 11/15/26 (l)	147,000	140,754
Walgreens Boots Alliance Inc. 4.65%, 06/01/46 (l)	48,000	46,658
Walmart Inc. 3.63%, 12/15/47 (l)	71,000	69,121
WEC Energy Group Inc. 3.55%, 06/15/25 (l)	182,000	180,710
WellCare Health Plans Inc. 5.25%, 04/01/25 (l)	202,000	202,768
Wells Fargo & Co. 2.63%, 07/22/22 (l)	104,000	100,599
3.90%, 05/01/45 (l)	6,000	5,861
4.75%, 12/07/46 (l)	162,000	166,097

	Principal Amount ($)	Fair Value $
Wells Fargo & Co. (3.58% fixed rate until 05/22/27; 1.31% + 3 month USD LIBOR thereafter) 3.58%, 05/22/28 (l)(h)	285,000	277,975
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter) 5.88%, 12/29/49 (l)(h)	205,000	215,660
Wells Fargo & Co. (5.89% fixed rate until 06/15/18; 3.77% + 3 month USD LIBOR thereafter) 5.89%, 03/29/49 (l)(h)	156,000	158,221
Wells Fargo & Co. (5.90% fixed rate until 06/15/24; 3.11% + 3 month USD LIBOR thereafter) 5.90%, 12/29/49 (l)(h)	193,000	198,809
Wells Fargo Bank NA 2.60%, 01/15/21 (l)	771,000	760,329
Western Digital Corp. 4.75%, 02/15/26 (l)	100,000	100,055
Western Gas Partners LP 4.00%, 07/01/22 (l)	38,000	38,009
5.38%, 06/01/21 (l)	120,000	125,194
Westlake Chemical Corp. 3.60%, 08/15/26 (l)	76,000	73,484
4.38%, 11/15/47 (l)	41,000	39,561
5.00%, 08/15/46 (l)	34,000	35,833
WestRock Co. 3.00%, 09/15/24 (l)(b)	104,000	99,418
Williams Partners LP 3.75%, 06/15/27 (l)	50,000	47,825
3.90%, 01/15/25 (l)	60,000	59,200
4.85%, 03/01/48	76,000	75,213
4.90%, 01/15/45 (l)	49,000	48,530
5.40%, 03/04/44 (l)	27,000	28,292
Willis North America Inc. 3.60%, 05/15/24 (l)	144,000	141,634
WPP Finance 2010 3.75%, 09/19/24 (l)	118,000	116,291
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/27 (l)(b)	202,000	197,960
Xilinx Inc. 2.95%, 06/01/24 (l)	99,000	95,095
XPO Logistics Inc. 6.50%, 06/15/22 (l)(b)	135,000	139,387
Yamana Gold Inc. 4.63%, 12/15/27 (l)(b)	90,000	88,338
Zoetis Inc. 3.00%, 09/12/27 (l)	57,000	53,492

		85,030,156

See Notes to Schedules of Investments and Notes to Financial Statements.

42	State Street Institutional Income Fund

State Street Institutional Income Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

Non-Agency Collateralized Mortgage Obligations - 4.1%
BANK 2018-BNK10 4.16%, 02/15/61 (l)(h)	156,611	154,071
BXP Trust 2017-GM 3.38%, 06/13/39 (l)(b)	711,000	703,354
Citigroup Commercial Mortgage Trust 2016-P6 3.72%, 12/10/49 (l)(h)	1,148,803	1,163,947
4.03%, 12/10/49 (l)(h)	345,016	354,286
COMM 2013-LC13 Mortgage Trust 4.56%, 08/10/46 (l)(h)(b)	175,000	184,165
COMM 2014-CR14 Mortgage Trust 4.53%, 02/10/47 (l)(h)	245,000	259,022
GS Mortgage Securities Corp. II 4.14%, 03/10/51 (h)	237,000	244,941
GS Mortgage Securities Trust 2015-GC28 1.13%, 02/10/48 (l)(h)(g)	2,787,175	137,375
GS Mortgage Securities Trust 2016-GS3 2.85%, 10/10/49 (l)	759,000	723,677
GS Mortgage Securities Trust 2017-GS5 3.67%, 03/10/50 (l)	1,830,046	1,852,706
GS Mortgage Securities Trust II 2012-GCJ9 1.97%, 11/10/45 (l)(h)(g)	739,979	55,020
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 1.56%, 12/15/47 (l)(h)(g)	932,551	49,897
JPMBB Commercial Mortgage Securities Trust 2013-C12 4.03%, 07/15/45 (l)(h)	125,000	128,042
LB-UBS Commercial Mortgage Trust 2004-C8 0.33%, 12/15/39 (l)(h)(g)(b)	46,650	55
LB-UBS Commercial Mortgage Trust 2007-C6 6.11%, 07/15/40 (l)(b)	133,910	133,830
6.11%, 07/15/40 (l)(h)	68,168	68,111
MASTR Alternative Loan Trust 2003-5 5.00%, 08/25/18 (l)(g)	1,366	1
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20 1.38%, 02/15/48 (l)(h)(g)	3,148,501	203,873
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21 0.95%, 03/15/48 (l)(h)(g)	3,814,382	184,044

	Principal Amount ($)	Fair Value $
Morgan Stanley Capital I Trust 2006-IQ11 6.25%, 10/15/42 (l)(h)	270,000	277,623
Morgan Stanley Capital I Trust 2006-T21 5.27%, 10/12/52 (l)(h)	38,545	38,506
Morgan Stanley Capital I Trust 2007-IQ16 6.12%, 12/12/49 (l)(h)	3,118	3,116
Morgan Stanley Capital I Trust 2016-UBS9 1.23%, 03/15/49 (l)(h)(g)	4,678,488	312,897
Wells Fargo Commercial Mortgage Trust 2015-C26 1.28%, 02/15/48 (l)(h)(g)	3,119,011	201,019
Wells Fargo Commercial Mortgage Trust 2017-RB1 3.64%, 03/15/50 (l)	483,093	488,387
WFRBS Commercial Mortgage Trust 2013-C17 4.26%, 12/15/46 (l)	240,000	247,689
WFRBS Commercial Mortgage Trust 2014-LC14 4.35%, 03/15/47 (l)(h)	544,000	563,916
4.59%, 03/15/47 (l)(h)(b)	275,134	233,164

		8,966,734

Sovereign Bonds - 0.7%
Government of Chile 3.86%, 06/21/47 (l)	200,000	196,406
Government of Colombia 5.00%, 06/15/45 (l)	200,000	202,770
Government of Mexico 4.60%, 02/10/48	202,000	192,005
4.75%, 03/08/44 (l)	276,000	268,269
Government of Oman 4.13%, 01/17/23 (l)(b)	215,000	206,907
Government of Peru 5.63%, 11/18/50 (l)	130,000	157,144
Government of Philippines 3.95%, 01/20/40 (l)	200,000	200,604
Government of Uruguay 5.10%, 06/18/50	136,268	141,103

		1,565,208

Municipal Bonds and Notes - 1.4%
American Municipal Power Inc. 6.27%, 02/15/50 (l)	105,000	136,410
Commonwealth of Massachusetts 5.00%, 01/01/45	325,000	376,282
Metropolitan St. Louis Sewer District 5.00%, 05/01/47	325,000	375,752

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Income Fund	43

State Street Institutional Income Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

	Principal Amount ($) or Shares	Fair Value $

New York City Water & Sewer System 5.00%, 06/15/40	980,000	1,136,692
Port Authority of New York & New Jersey 4.46%, 10/01/62 (l)	475,000	519,792
State of California 5.70%, 11/01/21 (l)	290,000	318,173
State of Illinois 5.10%, 06/01/33 (l)	100,000	93,733
The University of Texas System 3.35%, 08/15/47 (l)	95,000	90,594

		3,047,428

FNMA (TBA) - 0.0%*
Lehman 5.50%, TBA (j)(k)	203,294	4,391

Total Bonds and Notes (Cost $214,539,223)		213,700,716

Domestic Equity - 0.1%
Preferred Stock - 0.1%,
Wells Fargo & Co. 3.09%, + 3 month USD LIBOR (Cost $214,450) (l)(h)	8,578	225,516

	Principal Amount ($)	Fair Value $
Purchased Options - 0.0%*
10 Yr. U.S. Treasury Note Futures (Strike price 121.50 USD, expiration date 05/25/2018) (Cost $13,480)	39,000	23,766

Total Investments in Securities (Cost $214,767,153)		213,949,998

Short-Term Investments - 4.9%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.62%, (Cost $10,597,836) (l)(d)(e)	10,597,836	10,597,836

Total Investments (Cost $225,364,989)		224,547,834

Liabilities in Excess of Other Assets, net - (3.2)%		(6,959,268)

NET ASSETS - 100.0%		217,588,566

Other Information:

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Appreciation

Markit CDX North America Investment Grade Index	CME Group Inc.	$5,199	1.00%/Quarterly	12/20/22	$(96,432)	$(103,439)	$7,007

See Notes to Schedules of Investments and Notes to Financial Statements.

44	State Street Institutional Income Fund

State Street Institutional Income Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/ Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Appreciation

CME Group Inc.	$1,546	Receives/ Quarterly	3 month U.S. Dollar LIBOR	2.62%	10/16/43	$79,096	$—	$79,096
CME Group Inc.	$588	Receives/ Quarterly	3 month U.S. Dollar LIBOR	2.65%	11/07/43	$27,190	$—	$27,190
CME Group Inc.	$947	Receives/ Quarterly	3 month U.S. Dollar LIBOR	2.67%	10/24/43	$39,385	$—	$39,385
CME Group Inc.	$2,829	Receives/ Quarterly	3 month U.S. Dollar LIBOR	2.77%	01/16/44	$69,598	$—	$69,598

								$215,269

The Fund had the following long futures contracts open at March 31, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation

Ultra Long-Term U.S. Treasury Bond Futures	June 2018	70	10,854,381	$11,232,813	$378,157
10 Yr. U.S. Treasury Notes Futures	June 2018	354	42,458,919	42,883,781	424,862
5 Yr. U.S. Treasury Notes Futures	June 2018	64	7,302,901	7,325,500	22,599

					$825,618

The Fund had the following short futures contracts open at March 31, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation

U.S. Long Bond Futures	June 2018	29	(4,161,667)	$(4,252,126)	$(89,909)
2 Yr. U.S. Treasury Notes Futures	June 2018	26	(5,526,611)	(5,527,843)	(1,232)
10 Yr. U.S. Treasury Ultra Futures	June 2018	80	(10,240,618)	(10,388,750)	(148,132)

					$(239,273)

					$586,345

The Fund had the following open Purchased Options contracts at March 31, 2018:

Purchased Options
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Calls
10 Yr. U.S. Treasury Note Futures - June 2018	Goldman Sachs & Co.	121.50	5/25/2018	39	$39,000	$23,766	$13,480	$10,286

During the period ended March 31, 2018 average notional values related to derivative contracts were as follows:

	Purchased Put Options	Purchased Call Options	Written Put Options	Written Call Options	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts	Interest Rate Swap Contracts

Average Notional Value	$1,288	$8,808	$13,058	$5,240	$35,222,494	$30,568,850	$5,473,019	$14,631,550

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Income Fund	45

State Street Institutional Income Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Fund	Investments	Level 1	Level 2	Level 3	Total

State Street Institutional Income Fund	Investments in Securities
	U.S. Treasuries	$—	$86,075,459	$—	$86,075,459
	Agency Mortgage Backed	—	22,993,446	—	22,993,446
	Agency Collateralized Mortgage Obligations	—	444,936	—	444,936
	Asset Backed	—	5,572,958	—	5,572,958
	Corporate Notes	—	85,030,156	—	85,030,156
	Non-Agency Collateralized Mortgage Obligations	—	8,966,734	—	8,966,734
	Sovereign Bonds	—	1,565,208	—	1,565,208
	Municipal Bonds and Notes	—	3,047,428	—	3,047,428
	FNMA (TBA)	—	—	4,391	4,391
	Preferred Stock	225,516	—	—	225,516
	Purchased Options	23,766	—	—	23,766
	Short-Term Investments	10,597,836	—	—	10,597,836

	Total Investments in Securities	$10,847,118	$213,696,325	$4,391	$224,547,834

	Other Financial Instruments
	Credit Default Swap Contracts - Unrealized Appreciation	$—	$7,007	$—	$7,007
	Centrally Cleared Interest Rate Swaps - Unrealized Appreciation	—	215,269	—	215,269
	Long Futures Contracts - Unrealized Appreciation	825,618	—	—	825,618
	Short Futures Contracts - Unrealized Depreciation	(239,273)	—	—	(239,273)

	Total Other Financial Instruments	$586,375	$222,276	$—	$808,651

Affiliate Table

	Number of Shares Held at 9/30/17	Value At 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income

State Street Institutional U.S. Government Money Market Fund - Class G Shares	14,675,624	$14,675,624	$80,580,529	$84,658,317	$—	$—	10,597,836	$10,597,836	$41,449

See Notes to Schedules of Investments and Notes to Financial Statements.

46	State Street Institutional Income Fund

State Street Institutional Funds

Notes to Schedules of Investments — March 31, 2018 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Funds’ future investments and should not be construed as a recommendation to purchase or sell a particular security. See each Fund’s summary prospectus and the Funds’ statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to $14,543,246 or 6.68% of the net assets of the State Street Institutional Income Fund. These securities have been determined to be liquid using procedures established by the State Street Institutional Funds’ Board of Trustees (the “Board”).
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(d)	Coupon amount represents effective yield.
(e)	Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.
(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(h)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018.
(i)	Step coupon bond.
(j)	Security is in default.
(k)	Security is fair valued by the Oversight Committee, in accordance with the procedures approved by the Board.
(l)	At March 31, 2018, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBA’s.
†	Percentages are based on net assets as of March 31, 2018.
*	Less than 0.05%.
**	Less than $0.50

Abbreviations:

ADR - American Depositary Receipt

LIBOR - London Interbank Offerred Rate

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

SPDR - Standard and Poor’s Depositary Receipt

STRIPS - Separate Trading of Registered Interest and Principal of Security

TBA - To Be Announced

Notes to Schedule of Investments	47

State Street Institutional U.S. Equity Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	Investment Class
	3/31/18†		9/30/17	9/30/16	9/30/15**	9/30/14**		9/30/13**
Inception date								11/25/97
Net asset value, beginning of period	$14.95		$13.50	$14.46	$17.32	$15.59		$12.90

Income/(loss) from investment operations:
Net investment income	0.08	*	0.18 *	0.21 *	0.21 *	0.22	*	0.22	*
Net realized and unrealized gains/(losses) on investments	0.62	*	2.16 *	1.52 *	(0.65)*	2.60	*	2.67	*

Total income/(loss) from investment operations	0.70		2.34	1.73	(0.44)	2.82		2.89

Less distributions from:
Net investment income	0.21		0.21	0.24	0.25	0.22		0.20
Net realized gains	3.11		0.68	2.45	2.17	0.87		—

Total distributions	3.32		0.89	2.69	2.42	1.09		0.20

Net asset value, end of period	$12.33		$14.95	$13.50	$14.46	$17.32		$15.59

Total return(a)	4.67%		18.29%	13.29%	(3.57)%	18.88%		22.76%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$450,590		$461,828	$603,060	$615,024	$836,752		$767,603

Ratios to average net assets:
Net expenses	0.37	%***	0.37%	0.37%	0.37%	0.36	%(b)	0.36	%(b)
Gross expenses	0.37	%***	0.37%	0.37%	0.37%	0.36%		0.36%
Net investment income	1.21	%***	1.29%	1.61%	1.32%	1.36%		1.60%
Portfolio turnover rate	27%		80%	43%	41%	38%		37%

	Service Class
	3/31/18†		9/30/17	9/30/16	9/30/15**	9/30/14**		9/30/13**
Inception date								1/3/01
Net asset value, beginning of period	$15.77		$14.18	$15.06	$17.95	$15.96		$13.12

Income/(loss) from investment operations:
Net investment income	0.07	*	0.15 *	0.19 *	0.18 *	0.19	*	0.18	*
Net realized and unrealized gains/(losses) on investments	0.66	*	2.29 *	1.58 *	(0.69)*	2.67	*	2.83	*

Total income/(loss) from investment operations	0.73		2.44	1.77	(0.51)	2.86		3.01

Less distributions from:
Net investment income	0.18		0.17	0.20	0.21	—		0.17
Net realized gains	3.11		0.68	2.45	2.17	0.87		—

Total distributions	3.29		0.85	2.65	2.38	0.87		0.17

Net asset value, end of period	$13.21		$15.77	$14.18	$15.06	$17.95		$15.96

Total return(a)	4.56%		18.07%	12.96%	(3.83)%	18.55%		23.23%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$94		$95	$95	$104	$117		$84

Ratios to average net assets:
Net expenses	0.62	%***	0.62%	0.62%	0.62%	0.61	%(b)	0.61	%(b)
Gross expenses	0.62	%***	0.62%	0.62%	0.62%	0.61%		0.61%
Net investment income	0.94	%***	1.04%	1.35%	1.07%	1.11%		1.33%
Portfolio turnover rate	27%		80%	43%	41%	38%		37%

See Notes to Financial Highlights and Notes to Financial Statements

48	Financial Highlights

State Street Institutional Premier Growth Equity Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	Investment Class
	3/31/18†		9/30/17	9/30/16	9/30/15**	9/30/14**		9/30/13**
Inception date								10/29/99
Net asset value, beginning of period	$15.69		$14.23	$13.61	$14.96	$12.92		$10.83

Income/(loss) from investment operations:
Net investment income	0.06	*	0.13 *	0.13 *	0.13 *	0.13	*	0.14	*
Net realized and unrealized gains/(losses) on investments	0.83	*	2.60 *	1.88 *	(0.11)*	2.38	*	2.09	*

Total income from investment operations	0.89		2.73	2.01	0.02	2.51		2.23

Less distributions from:
Net investment income	0.13		0.12	0.14	0.13	0.11		0.14
Net realized gains	1.00		1.15	1.25	1.24	0.36		—

Total distributions	1.13		1.27	1.39	1.37	0.47		0.14

Net asset value, end of period	$15.45		$15.69	$14.23	$13.61	$14.96		$12.92

Total return(a)	5.68%		21.18%	15.25%	(0.47)%	19.80%		20.85%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$357,415		$360,416	$325,700	$334,227	$428,536		$369,286

Ratios to average net assets:
Net expenses	0.38	%***	0.38%	0.38%	0.38%	0.37	%(b)	0.38	%(b)
Gross expenses	0.38	%***	0.38%	0.38%	0.38%	0.37%		0.38%
Net investment income	0.73	%***	0.88%	0.95%	0.89%	0.94%		1.20%
Portfolio turnover rate	11%		24%	21%	21%	21%		25%

	Service Class
	3/31/18†		9/30/17	9/30/16	9/30/15**	9/30/14**		9/30/13**
Inception date								1/3/01
Net asset value, beginning of period	$15.48		$14.06	$13.46	$14.82	$12.80		$10.74

Income/(loss) from investment operations:
Net investment income	0.04	*	0.09 *	0.09 *	0.09 *	0.10	*	0.11	*
Net realized and unrealized gains/(losses) on investments	0.82	*	2.57 *	1.87 *	(0.12)*	2.36	*	2.07	*

Total income/(loss) from investment operations	0.86		2.66	1.96	(0.03)	2.46		2.18

Less distributions from:
Net investment income	0.09		0.09	0.11	0.09	0.08		0.12
Net realized gains	1.00		1.15	1.25	1.24	0.36		—

Total distributions	1.09		1.24	1.36	1.33	0.44		0.12

Net asset value, end of period	$15.25		$15.48	$14.06	$13.46	$14.82		$12.80

Total return(a)	5.59%		20.84%	14.99%	(0.77)%	19.56%		20.49%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$15,677		$16,136	$11,547	$5,820	$3,836		$3,216

Ratios to average net assets:
Net expenses	0.63	%***	0.63%	0.63%	0.63%	0.62	%(b)	0.63	%(b)
Gross expenses	0.63	%***	0.63%	0.63%	0.63%	0.62%		0.63%
Net investment income	0.48	%***	0.62%	0.67%	0.61%	0.69%		0.93%
Portfolio turnover rate	11%		24%	21%	21%	21%		25%

See Notes to Financial Highlights and Notes to Financial Statements

Financial Highlights	49

State Street Institutional Small-Cap Equity Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	Investment Class
	3/31/18†		9/30/17	9/30/16		9/30/15**	9/30/14**		9/30/13**
Inception date									8/3/98
Net asset value, beginning of period	$20.79		$17.96	$17.18		$19.32	$20.19		$16.80

Income/(loss) from investment operations:
Net investment income	0.02	*	0.05 *	0.04	*	0.03 *	0.01	*	0.07	*
Net realized and unrealized gains/(losses) on investments	0.41	*	3.42 *	2.79	*	(0.08)*	1.12	*	4.69	*

Total income/(loss) from investment operations	0.43		3.47	2.83		(0.05)	1.13		4.76

Less distributions from:
Net investment income	0.04		0.04	0.03		0.02	0.02		0.07
Net realized gains	1.79		0.60	2.02		2.07	1.98		1.30

Total distributions	1.83		0.64	2.05		2.09	2.00		1.37

Net asset value, end of period	$19.39		$20.79	$17.96		$17.18	$19.32		$20.19

Total return(a)	2.05%		19.65%	18.24%		(0.90)%	5.61%		30.57%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,396,983		$1,464,018	$1,298,789		$1,171,984	$1,264,304		$1,249,146

Ratios to average net assets:
Net expenses	0.88	%***	0.88%	0.89%		0.89%	0.88	%(b)	0.88	%(b)
Gross expenses	0.88	%***	0.88%	0.89%		0.89%	0.88%		0.89%
Net investment income	0.22	%***	0.27%	0.25%		0.17%	0.07%		0.37%
Portfolio turnover rate	16%		34%	33%		40%	37%		37%

	Service Class
	3/31/18†		9/30/17	9/30/16		9/30/15**	9/30/14**		9/30/13**
Inception date									9/30/05
Net asset value, beginning of period	$20.79		$17.98	$17.21		$19.37	$20.27		$16.87

Income/(loss) from investment operations:
Net investment income (loss)	(0.00	)*(c)	0.01 *	(0.00	)*(c)	(0.01)*	(0.04	)*	0.02	*
Net realized and unrealized gains/(losses) on investments	0.40	*	3.41 *	2.80	*	(0.08)*	1.12	*	4.72	*

Total income/(loss) from investment operations	0.40		3.42	2.80		(0.09)	1.08		4.74

Less distributions from:
Net investment income	—		0.01	0.01		—	—		0.04
Net realized gains	1.79		0.60	2.02		2.07	1.98		1.30

Total distributions	1.79		0.61	2.03		2.07	1.98		1.34

Net asset value, end of period	$19.40		$20.79	$17.98		$17.21	$19.37		$20.27

Total return(a)	1.86%		19.38%	17.96%		(1.12)%	5.32%		30.26%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$2,374		$2,373	$2,579		$1,741	$71		$87

Ratios to average net assets:
Net expenses	1.13	%***	1.13%	1.14%		1.14%	1.13	%(b)	1.13	%(b)
Gross expenses	1.13	%***	1.13%	1.14%		1.14%	1.13%		1.14%
Net investment income (loss)	(0.03	)%***	0.03%	(0.00	)%(d)	(0.07)%	(0.19)%		0.09%
Portfolio turnover rate	16%		34%	33%		40%	37%		37%

See Notes to Financial Highlights and Notes to Financial Statements

50	Financial Highlights

State Street Institutional International Equity Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	Investment Class
	3/31/18†		9/30/17	9/30/16	9/30/15**	9/30/14**		9/30/13**
Inception date								11/25/97
Net asset value, beginning of period	$13.42		$11.83	$11.41	$12.72	$12.71		$10.68

Income/(loss) from investment operations:
Net investment income	0.05		0.17 *	0.20 *	0.18 *	0.30	*	0.18	*
Net realized and unrealized gains/(losses) on investments	0.38		1.63 *	0.40 *	(1.15)*	(0.08	)*	2.09	*

Total income/(loss) from investment operations	0.43		1.80	0.60	(0.97)	0.22		2.27

Less distributions from:
Net investment income	0.19		0.21	0.18	0.34	0.21		0.24

Total distributions	0.19		0.21	0.18	0.34	0.21		0.24

Net asset value, end of period	$13.66		$13.42	$11.83	$11.41	$12.72		$12.71

Total return(a)	3.20%		15.58%	5.32%	(7.80)%	1.69%		21.57%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,190,730		$1,213,757	$1,238,011	$1,284,412	$1,724,647		$1,836,243

Ratios to average net assets:
Net expenses	0.57	%***	0.57%	0.57%	0.56%	0.56	%(a)	0.56	%(a)
Gross expenses	0.57	%***	0.57%	0.57%	0.56%	0.56%		0.56%
Net investment income	0.74	%***	1.40%	1.73%	1.38%	2.29%		1.57%
Portfolio turnover rate	13%		30%	33%	26%	39%		47%

	Service Class
	3/31/18†		9/30/17	9/30/16	9/30/15**	9/30/14**		9/30/13**
Inception date								1/3/01
Net asset value, beginning of period	$13.34		$11.76	$11.33	$12.62	$12.61		$10.59

Income/(loss) from investment operations:
Net investment income	0.03		0.14 *	0.17 *	0.08 *	0.26	*	0.15	*
Net realized and unrealized gains/(losses) on investments	0.38		1.63 *	0.40 *	(1.06)*	(0.08	)*	2.07	*

Total income/(loss) from investment operations	0.41		1.77	0.57	(0.98)	0.18		2.22

Less distributions from:
Net investment income	0.16		0.19	0.14	0.31	0.17		0.20

Total distributions	0.16		0.19	0.14	0.31	0.17		0.20

Net asset value, end of period	$13.59		$13.34	$11.76	$11.33	$12.62		$12.61

Total return(a)	3.10%		15.33%	5.01%	(7.95)%	1.42%		21.19%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$18,774		$18,687	$17,796	$19,562	$92,749		$101,204

Ratios to average net assets:
Net expenses	0.82	%***	0.82%	0.82%	0.81%	0.81	%(b)	0.81	%(b)
Gross expenses	0.82	%***	0.82%	0.82%	0.81%	0.81%		0.81%
Net investment income	0.49	%***	1.14%	1.45%	0.63%	2.03%		1.31%
Portfolio turnover rate	13%		30%	33%	26%	39%		47%

See Notes to Financial Highlights and Notes to Financial Statements

Financial Highlights	51

State Street Institutional Income Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	Investment Class
	3/31/18†		9/30/17	9/30/16	9/30/15**	9/30/14**		9/30/13**
Inception date								11/21/97
Net asset value, beginning of period	$9.52		$9.67	$9.45	$9.51	$9.34		$10.01

Income/(loss) from investment operations:
Net investment income	0.12	*	0.24 *	0.26 *	0.25	0.26		0.21
Net realized and unrealized gains/(losses) on investments	(0.23)		(0.15)*	0.31 *	(0.05)	0.17		(0.32)

Total income/(loss) from investment operations	(0.11)		0.09	0.57	0.20	0.43		(0.11)

Less distributions from:
Net investment income	0.12		0.23	0.26	0.26	0.26		0.21
Net realized gains	0.06		0.01	0.09	—	—		0.35

Total distributions	0.18		0.24	0.35	0.26	0.26		0.56

Net asset value, end of period	$9.23		$9.52	$9.67	$9.45	$9.51		$9.34

Total return(a)	(1.17)%		0.98%	6.18%	2.05%	4.61%		(1.13)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$217,505		$220,157	$298,908	$291,252	$322,946		$341,603

Ratios to average net assets:
Net expenses	0.25	%***	0.24%	0.24%	0.23%	0.23	%(b)	0.21	%(b)
Gross expenses	0.25	%***	0.24%	0.24%	0.23%	0.23%		0.23%
Net investment income	2.66	%***	2.56%	2.79%	2.65%	2.73%		2.21%
Portfolio turnover rate	104%		326%	219%	297%	308%		348%

	Service Class
	3/31/18†		9/30/17	9/30/16	9/30/15**	9/30/14**		9/30/13**
Inception date								9/30/05
Net asset value, beginning of period	$9.73		$9.89	$9.66	$9.72	$9.55		$10.23

Income/(loss) from investment operations:
Net investment income	0.12		0.22 *	0.25 *	0.23	0.24		0.19
Net realized and unrealized gains/(losses) on investments	(0.23)		(0.16)*	0.31 *	(0.05)	0.17		(0.33)

Total income/(loss) from investment operations	(0.11)		0.06	0.56	0.18	0.41		(0.14)

Less distributions from:
Net investment income	0.11		0.21	0.24	0.24	0.24		0.19
Net realized gains	0.06		0.01	0.09	—	—		0.35

Total distributions	0.17		0.22	0.33	0.24	0.24		0.54

Net asset value, end of period	$9.45		$9.73	$9.89	$9.66	$9.72		$9.55

Total return(a)	(1.13)%		0.65%	5.95%	1.81%	4.32%		(1.40)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$84		$90	$181	$248	$327		$316

Ratios to average net assets:
Net expenses	0.50	%***	0.49%	0.49%	0.48%	0.48	%(b)	0.46	%(b)
Gross expenses	0.50	%***	0.49%	0.49%	0.48%	0.48%		0.48%
Net investment income	2.40	%***	2.28%	2.58%	2.40%	2.47%		2.00%
Portfolio turnover rate	104%		326%	219%	297%	308%		348%

See Notes to Financial Highlights and Notes to Financial Statements

52	Financial Highlights

State Street Institutional Funds

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
(b)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
(c)	Less than $0.005.
(d)	Less than 0.005%.
†	Unaudited.
*	Per share values have been calculated using the average share method.
**	Beginning with the year ended September 30, 2016, the Funds were audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
***	Annualized for periods less than one year.

See Notes to Financial Highlights and Notes to Financial Statements

Financial Highlights	53

State Street Institutional Funds

Statements of Assets and Liabilities — March 31, 2018 (Unaudited)

	State Street Institutional U.S. Equity Fund	State Street Institutional Premier Growth Equity Fund	State Street Institutional Small-Cap Equity Fund

Assets
Investments in securities, at fair value (cost $355,868,756; $251,061,982; $1,007,261,237; $941,057,203; and $214,767,153, respectively)	$434,333,875	$363,113,327	$1,325,590,534
Short-term affiliated investments, at fair value	16,313,395	10,828,948	76,011,292
Cash	155,100	88,707	157,232
Cash collateral on deposit with broker for future contracts	132,987	—	2,221,479
Foreign currency (cost $0; $0; $0; $1,215,331; and $0, respectively)	—	—	—
Receivable for investments sold	7,380,131	—	2,143,081
Income receivables	265,831	106,410	985,439
Receivable for fund shares sold	1,091	255,199	1,865
Income receivable from affiliated investments	15,127	15,128	82,203
Receivable for centrally cleared swaps	—	—	—
Receivable for accumulated variation margin on futures	—	25,313	—
Other assets	31,905	22,274	87,003

Total assets	458,629,442	374,455,307	1,407,280,128

Liabilities
Distribution payable to shareholders	—	—	—
Net cash collateral on futures contracts due to broker	—	42,920	—
Net cash collateral on swap contracts due to broker	—	—	—
Payable for investments purchased	7,790,324	904,273	5,884,068
Payable for fund shares redeemed	—	292,969	490,245
Payable for accumulated variation margin on futures	7,738	—	488,123
Payable to the Adviser	147,946	120,613	1,060,487
Distribution and service fees	21	3,440	509
Accrued foreign capital gains tax	—	—	—

Total liabilities	7,946,029	1,364,215	7,923,432

Net Assets	$450,683,413	$373,091,091	$1,399,356,696

Net Assets Consist of:
Capital paid in	$357,937,840	$244,614,980	$1,019,952,486
Undistributed (distributions in excess of) net investment income	1,282,005	419,925	771,863
Accumulated net realized gain (loss)	13,006,308	15,979,693	60,791,500
Net unrealized appreciation (depreciation) on:
Unaffiliated Investments	78,465,119	112,051,345	318,329,297
Futures	(7,859)	25,148	(488,450)
Swap contracts	—	—	—
Foreign currency related transactions	—	—	—

Net Assets	$450,683,413	$373,091,091	$1,399,356,696

Investment Class:
Net Assets	$450,589,796	$357,414,549	$1,396,982,602
Shares outstanding ($0.001 par value, unlimited shares authorized)	36,538,959	23,126,849	72,051,051
Net asset value, offering and redemption price per share	$12.33	$15.45	$19.39

Service Class:
Net Assets	$93,617	$15,676,542	$2,374,094
Shares outstanding ($0.001 par value, unlimited shares authorized)	7,088	1,028,082	122,354
Net asset value, offering and redemption price per share	$13.21	$15.25	$19.40

The accompanying Notes are an integral part of these financial statements.

54	Statements of Assets and Liabilities

State Street Institutional International Equity Fund	State Street Institutional Income Fund

$1,165,550,562	$213,949,999
39,652,079	10,597,836
—	—
1,683,885	—
1,204,606	—
2,624,252	9,753,908
4,803,283	1,398,340
—	120,224
56,645	11,402
—	117,104
—	587,555
74,592	14,107

1,215,649,904	236,550,475

—	310
—	472,161
—	38,735
4,493,325	8,255,117
809,547	10,152,940
103,853	—
579,710	42,629
4,005	17
155,335	—

6,145,775	18,961,909

$1,209,504,129	$217,588,566

$1,199,550,439	$222,169,028
4,475,394	1,458,626
(218,781,642)	(6,030,555)

224,338,024	(817,154)
(103,906)	586,345
—	222,276
25,820	—

$1,209,504,129	$217,588,566

$1,190,730,140	$217,504,529
87,163,946	23,552,869
$13.66	$9.23

$18,773,989	$84,037
1,381,577	8,896
$13.59	$9.45

The accompanying Notes are an integral part of these financial statements.

Statements of Assets and Liabilities	55

State Street Institutional Funds

Statements of Operations — For the period ended March 31, 2018 (Unaudited)

	State Street Institutional U.S. Equity Fund	State Street Institutional Premier Growth Equity Fund	State Street Institutional Small-Cap Equity Fund

Investment Income
Income
Dividend	$3,690,405	$2,024,856	$7,526,956
Interest	—	96	3,406
Income from affiliated investments	68,817	74,646	493,007
Less: Foreign taxes withheld	—	—	(24,954)
Dividend Income — Non-Cash Transactions	—	—	—

Total income	3,759,222	2,099,598	7,998,415

Expenses
Advisory and administration fees	870,096	704,652	6,373,175
Distribution and service fees
Service Class	129	20,539	2,996
Trustees’ fees	20,379	11,769	49,129
Other expenses	635	157	2,822

Total expenses before waiver	891,239	737,117	6,428,122

Total expenses	891,239	737,117	6,428,122

Net investment income	$2,867,983	$1,362,481	$1,570,293

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$17,304,776	$20,360,247	$80,870,615
Futures	83,026	19,490	2,489,419
Written options	—	—	—
Swap contracts	—	—	—
Foreign currency transactions	—	—	—
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	1,644,193	(460,786)	(51,834,560)
Futures	(9,312)	84,674	(1,396,438)
Swap contracts	—	—	—
Foreign currency translations	—	—	—

Net realized and unrealized gain (loss) on investments	19,022,683	20,003,625	30,129,036

Net Increase (Decrease) in Net Assets Resulting from Operations	$21,890,666	$21,366,106	$31,699,329

The accompanying Notes are an integral part of these financial statements.

56	Statements of Operations

State Street Institutional International Equity Fund	State Street Institutional Income Fund

$7,131,636	$15,860
—	2,995,234
223,539	41,449
(781,054)	—
1,559,345	—

8,133,466	3,052,543

3,484,004	253,428

23,896	109
41,952	9,585
3,110	529

3,552,962	263,651

3,552,962	263,651

$4,580,504	$2,788,892

$22,976,653	$(1,482,123)
884,943	(410,075)
—	133,098
—	(213,959)
(261,940)	—

11,192,080	(3,709,307)
(127,303)	540,598
—	250,935
27,584	—

34,692,017	(4,890,833)

$39,272,521	$(2,101,941)

The accompanying Notes are an integral part of these financial statements.

Statements of Operations	57

State Street Institutional Funds

Statements of Changes in Net Assets

	State Street Institutional U.S. Equity Fund		State Street Institutional Premier Growth Equity Fund
	Six Months Ended March 31, 2018*	Year Ended September 30, 2017	Six Months Ended March 31, 2018*	Year Ended September 30, 2017

Increase (Decrease) in Net Assets

Operations:
Net investment income	$2,867,983	$7,448,228	$1,362,481	$3,072,120
Net realized gain (loss) on investments, futures, written options, swap contracts and foreign currency transactions	17,387,802	100,382,739	20,379,737	19,997,844
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures, swap contracts and foreign currency translations	1,634,881	(9,635,178)	(376,112)	45,291,327

Net increase (decrease) from operations	21,890,666	98,195,789	21,366,106	68,361,291

Distributions to shareholders from:
Net investment income
Investment Class	(6,572,944)	(9,204,143)	(2,852,911)	(2,724,978)
Service Class	(1,235)	(1,169)	(94,980)	(70,521)
Net realized gains
Investment Class	(95,402,571)	(29,586,080)	(22,328,049)	(25,871,980)
Service Class	(21,619)	(4,600)	(1,028,427)	(929,074)

Total distributions	(101,998,369)	(38,795,992)	(26,304,367)	(29,596,553)

Increase (decrease) in assets from operations and distributions	(80,107,703)	59,399,797	(4,938,261)	38,764,738

Share transactions:
Proceeds from sale of shares
Investment Class	10,518,519	23,678,745	20,769,257	39,338,252
Service Class	16,622	5,590	1,009,638	4,552,728
Value of distributions reinvested
Investment Class	101,485,174	38,322,600	23,561,689	28,436,763
Service Class	22,854	5,769	1,123,407	999,595
Cost of shares redeemed
Investment Class	(43,152,675)	(262,621,887)	(42,611,092)	(70,298,092)
Service Class	(22,607)	(22,343)	(2,375,602)	(2,489,023)

Net increase (decrease) from share transactions	68,867,887	(200,631,526)	1,477,298	540,223

Total increase (decrease) in net assets	(11,239,816)	(141,231,729)	(3,460,963)	39,304,961

Net Assets
Beginning of period	461,923,229	603,154,958	376,552,055	337,247,094

End of period	$450,683,413	$461,923,229	$373,091,091	$376,552,055

Undistributed (distributions in excess of) net investment income, end of period	$1,282,005	$4,988,201	$419,925	$2,005,335

Changes in Fund Shares
Investment Class
Shares sold	773,545	1,688,791	1,304,271	2,742,967
Issued for distributions reinvested	8,224,082	2,925,389	1,535,964	2,218,156
Shares redeemed	(3,347,803)	(18,404,658)	(2,683,935)	(4,875,026)

Net increase (decrease) in fund shares	5,649,824	(13,790,478)	156,300	86,097

Service Class
Shares sold	1,035	370	64,155	316,632
Issued for distributions reinvested	1,727	417	74,152	78,895
Shares redeemed	(1,715)	(1,474)	(152,609)	(174,546)

Net increase (decrease) in fund shares	1,047	(687)	(14,302)	220,981

*	Unaudited.

The accompanying Notes are an integral part of these financial statements.

58	Statements of Changes in Net Assets

State Street Institutional Small-Cap Equity Fund		State Street Institutional International Equity Fund		State Street Institutional Income Fund
Six Months Ended March 31, 2018*	Year Ended September 30, 2017	Six Months Ended March 31, 2018*	Year Ended September 30, 2017	Six Months Ended March 31, 2018*	Year Ended September 30, 2017

$1,570,293	$3,730,825	$4,580,504	$17,165,969	$2,788,892	$6,815,962
83,360,034	113,221,299	23,599,656	586,795	(1,973,059)	(1,737,551)
(53,230,998)	132,749,651	11,092,361	160,903,177	(2,917,774)	(3,361,479)

31,699,329	249,701,775	39,272,521	178,655,941	(2,101,941)	1,716,932

(2,669,268)	(2,814,987)	(16,515,359)	(21,670,619)	(2,747,764)	(6,369,455)
—	(1,191)	(224,900)	(280,973)	(1,036)	(2,161)

(124,304,783)	(43,363,389)	—	—	(1,299,582)	(396,332)
(203,189)	(83,248)	—	—	(529)	(134)

(127,177,240)	(46,262,815)	(16,740,259)	(21,951,592)	(4,048,911)	(6,768,082)

(95,477,911)	203,438,960	22,532,262	156,704,349	(6,150,852)	(5,051,150)

46,625,384	70,119,922	22,357,372	45,554,141	49,068,576	36,633,790
151,457	435,295	301,648	220,946	140	3,243

126,017,253	46,178,377	16,514,923	21,670,123	4,047,317	6,679,291
203,189	84,438	224,900	280,973	1,565	2,294

(144,356,413)	(154,152,789)	(84,076,567)	(245,913,305)	(49,619,810)	(117,017,251)
(197,103)	(1,081,378)	(794,184)	(1,880,348)	(5,089)	(93,066)

28,443,767	(38,416,135)	(45,471,908)	(180,067,470)	3,492,699	(73,791,699)

(67,034,144)	165,022,825	(22,939,646)	(23,363,121)	(2,658,153)	(78,842,849)

1,466,390,840	1,301,368,015	1,232,443,775	1,255,806,896	220,246,719	299,089,568

$1,399,356,696	$1,466,390,840	$1,209,504,129	$1,232,443,775	$217,588,566	$220,246,719

$771,863	$1,870,838	$4,475,394	$16,635,149	$1,458,626	$1,418,534

2,313,379	3,635,977	1,606,603	3,670,675	5,291,661	3,872,839
6,509,156	2,430,441	1,223,328	1,919,409	431,241	707,546
(7,179,243)	(7,961,615)	(6,095,676)	(19,831,129)	(5,304,825)	(12,353,748)

1,643,292	(1,895,197)	(3,265,745)	(14,241,045)	418,077	(7,773,363)

7,628	22,804	22,059	18,410	15	339
10,479	4,435	16,734	24,975	163	238
(9,874)	(56,588)	(57,597)	(155,864)	(536)	(9,626)

8,233	(29,349)	(18,804)	(112,479)	(358)	(9,049)

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	59

State Street Institutional Funds

Notes to Financial Statements — March 31, 2018 (Unaudited)

1.	Organization of the Funds

State Street Institutional Funds (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Delaware business trust on May 23, 1997, and is authorized to issue an unlimited number of shares. It is currently comprised of the following five investment funds (each, a “Fund” and collectively, the “Funds”): State Street Institutional U.S. Equity Fund, State Street Institutional Premier Growth Equity Fund, State Street Institutional Small-Cap Equity Fund, State Street Institutional International Equity Fund and State Street Institutional Income Fund. The Funds presently offer two classes of shares — the Investment Class and the Service Class. The Trust expects that most of the time, each Fund will have relatively few shareholders (as compared with most mutual funds), but that these shareholders will invest substantial amounts in a Fund (minimum initial investment requirements are described in the current summary prospectus for each Fund and in the Funds’ statutory prospectus). Each Fund is a diversified investment company within the meaning of the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies

Security Valuation

Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

60	Notes to Financial Statements

State Street Institutional Funds

Notes to Financial Statements, continued — March 31, 2018 (Unaudited)

•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•	Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.

•	Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (“SSGA FM”) is unable to obtain an independent, third–party valuation the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. At March 31, 2018, the independent fair value service was used for certain foreign securities in the State Street Institutional International Equity Fund, and these securities were classified within Level 2 of the fair value hierarchy.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2018 is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The State Street Institutional International Equity Fund had transfers from Level 1 to Level 2 during the period ended March 31, 2018, in the

Notes to Financial Statements	61

State Street Institutional Funds

Notes to Financial Statements, continued — March 31, 2018 (Unaudited)

amount of $1,060,444,844. At March 31, 2018, these investments were valued using the independent fair value service. At September 30, 2017, these were valued at exchange closing prices. No other Funds had material transfers between levels for the six-month period ended March 31, 2018.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Each Fund pays a “unitary fee” to SSGA FM equivalent to the Fund’s advisory and administration fee. This fee includes any normal operating expenses payable by a Fund, except for fees paid to the Trust’s independent Trustees, distribution and shareholder servicing fees, brokerage fees and commissions and expenses that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).

Foreign Currency Translation  The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes  The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2018, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Distributions  Distributions from net investment income, if any, are declared and paid annually for all Funds except the State Street Institutional Income Fund. The State Street Institutional Income Fund declares them daily and pays them monthly.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Securities and Other Investments

Delayed Delivery Transactions and When-Issued Securities  Certain Funds may transact in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. A Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, a Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

62	Notes to Financial Statements

State Street Institutional Funds

Notes to Financial Statements, continued — March 31, 2018 (Unaudited)

To-Be-Announced Transactions  Certain Funds may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

A Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a “TBA roll,” a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose a Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, a Fund will enter into TBA transactions only with established counterparties. A Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

4.	Derivative Financial Instruments

Futures Contracts  The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

During the six-month period ended March 31, 2018, the following Funds entered into futures contracts for strategies listed below:

Funds	Strategies
State Street Institutional U.S. Equity Fund	Equitization of Cash
State Street Institutional Premier Growth Equity Fund	Equitization of Cash
State Street Institutional Small-Cap Equity Fund	Equitization of Cash
State Street Institutional International Equity Fund	Equitization of Cash
State Street Institutional Income Fund	Management of Interest Rate Risk

Options on Futures Contracts  The Funds may purchase and write options, including options on exchanged traded futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase a Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund’s exposure to the underlying instrument. A Fund will not enter into a transaction involving options for speculative purposes. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

Notes to Financial Statements	63

State Street Institutional Funds

Notes to Financial Statements, continued — March 31, 2018 (Unaudited)

During the six-month period ended March 31, 2018, the State Street Institutional Income Fund purchased and wrote options in order to manage interest rate risk.

Credit Default Swaps  During the six-month period ended March 31, 2018, the State Street Institutional Income Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.

As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest Rate Swaps  Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the period ended March 31, 2018, the State Street Institutional Income Fund entered into interest rate swaps in order to manage exposure to interest rates.

64	Notes to Financial Statements

State Street Institutional Funds

Notes to Financial Statements, continued — March 31, 2018 (Unaudited)

The following tables summarize the value of the Funds’ derivative instruments as of March 31, 2018 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Institutional Premier Growth Equity Fund
Futures Contracts	$—	$—	$—	$25,313	$—	$25,313
State Street Institutional Income Fund
Futures Contracts	827,129	—	—	—	—	827,129
Swap Contracts(a)	215,269	—	7,007	—	—	222,276
Purchased Options Contracts(b)	10,286	—	—	—	—	10,286

(a)	Unrealized appreciation on swap contracts is included in receivable for centrally cleared swaps.
(b)	Included in net unrealized appreciation (depreciation) on investments.

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Institutional U.S. Equity Fund
Futures Contracts	$—	$—	$—	$(7,738)	$—	$(7,738)
State Street Institutional Small-Cap Equity Fund
Futures Contracts	—	—	—	(488,123)	—	(488,123)
State Street Institutional International Equity Fund
Futures Contracts	—	—	—	(103,853)	—	(103,853)
State Street Institutional Income Fund
Futures Contracts	(239,572)	—	—	—	—	(239,572)

Net Realized Gain (Loss)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Institutional U.S. Equity Fund
Futures Contracts	$—	$—	$—	$83,026	$—	$83,026
State Street Institutional Premier Growth Equity Fund
Futures Contracts	—	—	—	19,490	—	19,490
State Street Institutional Small-Cap Equity Fund
Futures Contracts	—	—	—	2,489,419	—	2,489,419
State Street Institutional International Equity Fund
Futures Contracts	—	—	—	884,943	—	884,943
State Street Institutional Income Fund
Futures Contracts	(410,075)	—	—	—	—	(410,075)
Swap Contracts	31,857	—	(245,816)	—	—	(213,959)
Purchased Option Contracts(a)	(160,300)	—	—	—	—	(160,300)
Written Option Contracts	133,098	—	—	—	—	133,098

(a)	Included in net realized gain (loss) from investments.

Notes to Financial Statements	65

State Street Institutional Funds

Notes to Financial Statements, continued — March 31, 2018 (Unaudited)

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Institutional U.S. Equity Fund
Futures Contracts	$—	$—	$—	$(9,312)	$—	$(9,312)
State Street Institutional Premier Growth Equity Fund
Futures Contracts	—	—	—	84,674	—	84,674

State Street Institutional Small-Cap Equity Fund
Futures Contracts	—	—	—	(1,396,438)	—	(1,396,438)
State Street Institutional International Equity Fund
Futures Contracts	—	—	—	(127,303)	—	(127,303)
State Street Institutional Income Fund
Futures Contracts	540,598	—	—	—	—	540,598
Swap Contracts	—	—	250,935	—	—	250,935
Purchased Option Contracts(b)	10,286	—	—	—	—	10,286

(b)	Included in net unrealized appreciation (depreciation) from investments.

5.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of each Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:

Fund	Average Daily Net Assets of Fund	Management Fee
State Street Institutional U.S. Equity Fund	First $25 million	0.55%
State Street Institutional Premier Growth Equity Fund	Next $25 million	0.45%
	Over $50 million	0.35%

State Street Institutional Small-Cap Equity Fund	First $250 million	0.95%
	Next $250 million	0.90%
	Over $500 million	0.85%

State Street Institutional International Equity Fund	First $25 million	0.75%
	Next $50 million	0.65%
	Over $75 million	0.55%

State Street Institutional Income Fund	First $25 million	0.35%
	Next $25 million	0.30%
	Next $50 million	0.25%
	Over $100 million	0.20%

Distribution and Shareholder Servicing Fees  The Funds have adopted a Shareholder Servicing and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Service Class shares of each Fund. Each Fund pays State Street Global Advisors Funds Distributors, LLC (“SSGA FD”), the Funds’ principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of 0.25% of the average daily net assets of such Fund attributable to the Service Class shares. Currently, Investment Class shares are not subject to a 12b-1 fee.

66	Notes to Financial Statements

State Street Institutional Funds

Notes to Financial Statements, continued — March 31, 2018 (Unaudited)

Other Transactions with affiliates  The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the six-month period ended March 31, 2018 are disclosed in the Schedules of Investments.

Due to Custodian  In certain circumstances, the Funds may have cash overdraft with the custodian. The Due to Custodian amount, if any, reflects cash overdrawn with State Street Bank and Trust Company as custodian who is an affiliate of the Funds.

6.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

7.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the six-month period ended, March 31, 2018 were as follows:

	U.S. Government Obligations		Other Securities
Fund	Purchases	Sales	Purchases	Sales

State Street Institutional U.S. Equity Fund	$—	$—	$126,435,184	$160,087,413
State Street Institutional Premier Growth Equity Fund	—	—	41,303,340	65,851,784
State Street Institutional Small-Cap Equity Fund	—	—	224,281,767	314,574,771
State Street Institutional International Equity Fund	—	—	157,516,457	195,595,129
State Street Institutional Income Fund	172,481,987	165,761,931	43,705,458	45,804,624

8.	Income Taxes

The Funds have qualified and intend to continue to qualify as regulated investment companies Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds’ tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of March 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)

State Street Institutional U.S. Equity Fund	$374,767,584	$84,064,708	$8,192,881	$75,871,827
State Street Institutional Premier Growth Equity Fund	262,669,938	121,554,158	10,256,673	111,297,485
State Street Institutional Small-Cap Equity Fund	1,091,838,163	365,407,176	56,131,963	309,275,213
State Street Institutional International Equity Fund	996,252,928	233,651,397	24,805,590	208,845,807
State Street Institutional Income Fund	226,284,957	1,811,568	2,740,070	(928,502)

Notes to Financial Statements	67

State Street Institutional Funds

Notes to Financial Statements, continued — March 31, 2018 (Unaudited)

9.	Line of Credit

The Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operation expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

Prior to October 12, 2017, the Participants participated in a $360 million revolving credit facility.

The Funds had no outstanding loans as of March 31, 2018.

10.	Risks

Concentration Risk  As a result of a Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of a Fund’s investments more than if a Fund was more broadly diversified.

Foreign and Emerging Markets Risk  Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which a Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk  In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

11.	Recent Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

68	Notes to Financial Statements

State Street Institutional Funds

Other Information (Unaudited)

Proxy Voting Policies and Procedures and Record

The Funds have adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Funds’ website at http://www.ssga.com/geam, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Funds voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Funds will file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Forms N-Q is available (i) without charge, upon request, by calling 1-800-242-013, (ii) on the Funds’ website at http://www.ssga.com/geam, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Other Information	69

Trustees

John R. Costantino, Chairman

R. Sheldon Johnson

Donna M. Rapaccioli

Jeanne M. La Porta

Officers

Jeanne M. La Porta, President

Arthur Jensen, Treasurer

Brian Harris, Chief Compliance Officer and Anti-Money Laundering Officer

Bruce S. Rosenberg, Assistant Treasurer

Ann M. Carpenter, Assistant Treasurer

Chad C. Hallett, Assistant Treasurer

Darlene Anderson-Vasquez, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Jesse Hallee, Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

1600 Summer Street

P.O. Box 7900

Stamford, CT 06904-7900

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

State Street Institutional Funds State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206

Item 2.    Code of Ethics.

Not applicable to this filing.

Item 3.    Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.    Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.    Schedule of Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.    Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter of the period covered by this Form N-CSR filing that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13.    Exhibits.

(a)(1)	Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: STATE STREET INSTITUTIONAL FUNDS

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President (Principal Executive Officer)

Date: May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President (Principal Executive Officer)

Date: May 21, 2018

By:	/s/ Arthur A. Jensen
Arthur A. Jensen
Treasurer (Principal Financial Officer)

Date: May 21, 2018